As filed with the SEC on August 31, 2007.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 – June 30, 2007

Item 1: Report(s) to Shareholders.

President's Report	1

Transamerica Premier Diversified Equity Fund	2

Transamerica Premier Equity Fund	5

Transamerica Premier Focus Fund	7

Transamerica Premier Growth Opportunities Fund	9

Transamerica Premier Balanced Fund	11

Transamerica Premier High Yield Bond Fund	16

Transamerica Premier Cash Reserve Fund	20

Transamerica Premier Institutional Bond Fund	23

Transamerica Premier Institutional Equity Fund	26

Transamerica Premier Institutional Small Cap Value Fund	28

Transamerica Premier Institutional Diversified Equity Fund	30

Financial Statements (unaudited)

Statements of Assets and Liabilities	33

Statements of Operations	35

Statements of Changes in Net Assets	37

Financial Highlights	41

Notes to Financial Statements	48

I am pleased to present the Transamerica Premier Funds Semi-annual Report for 2007. On the following pages you will find details of the holdings and performance of each fund during the six months ended June 30, 2007. The funds' positive results were achieved against a backdrop that might be described as "telling two different stories."

The stock market began the period with a powerful surge, then fell sharply in late February on concerns about whether the slowing housing market would restrict consumer spending, the major engine of economic growth. Other factors in the pullback were high energy prices, which act like an additional tax on spending; business spending, which appeared weak as corporate America continued to hoard its sizable profits rather than reinvest them; problems for mortgage lenders with major exposure to low-quality (subprime) loans; and inflation, which continued to hover just above the Federal Reserve's desired range.

Within weeks, however, the market regained its equilibrium and resumed its upward climb, buoyed by clear signs that the economy was holding up better than anticipated while inflation was finally edging down into the Fed's comfort zone. First-quarter earnings reports were generally much stronger than predicted, U.S. personal incomes grew, domestic manufacturing activity registered a sharp increase, and spending on commercial and infrastructure construction hit new highs. U.S. stock prices also received a boost from a strong global economy, which offset lower spending by Americans. Large international companies were the primary beneficiaries, leading the advance as the market surpassed the record high set in 2000.

For the fixed-income markets, which rose in the first quarter, the economy's vigor in the second quarter was unwelcome news. Fears that the Fed would respond by holding interest rates at present levels longer than anticipated or even raising them sparked a selloff. Equally if not more concerning were signs that troubles in the subprime mortgage sector were spreading to other areas of the credit markets. Against this backdrop, convertible securities and high-yield bonds, which are more sensitive to corporate profits than to interest rates, fared better than rate-sensitive bonds like Treasuries or mortgage securities, which respond poorly to market volatility.

Subsequent to June 30, the instability in fixed-income market rose sharply as the subprime sector's weakness continued to impact hedge funds, banks and others who invested heavily in these low-quality loans. The contagion spread to equities as well. This development likely means that fixed-income markets are in for a prolonged period of turbulence. As for stocks, we believe the choppiness will slow but not end the bull market's run.

Economic growth overseas continues to be strong and, in some cases, exceptionally robust. U.S. economic growth, although sub-par at present, shows no signs of slowing to the point of recession and, we believe, will gradually improve after the housing sector bottoms out later this year. Unemployment levels remain very low by historical standards. Additionally, stock valuations (i.e., price-earnings ratios) have declined in the recent turmoil and thus remain reasonable, leaving room for further price gains, especially for the type of stocks we emphasize: equities whose growth potential is underpinned by strongly positive secular trends producing rising levels of cash flow. In our view, the present market correction is a natural, even healthy, part of the market and should set the stage for fresh gains through 2008.

On behalf of everyone at Transamerica Investment Management, LLC, the funds' investment manager, I thank for your continued support of the Premier Funds.

Sincerely,

Gary U. Rollé
President

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Beginning	Ending Account Value	Annualized Account Value	Expenses Expense Ratio	Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,086.30	1.15%	$5.95
Hypothetical[b]	1,000.00	1,019.09	1.15	5.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 95.3%
Aerospace — 3.5%
Boeing Co. (The)	40,000	$3,846
United Technologies Corp.	71,000	5,036
		8,882
Air Transportation — 1.6%
FedEx Corp.	36,000	3,995
Apparel & Accessory Stores — 1.8%
Nordstrom, Inc.	90,000	4,601
Automotive — 6.1%
Daimlerchrysler AG	28,000	2,575
Harley-Davidson, Inc.	75,000	4,471
PACCAR, Inc.	100,000	8,704
		15,750
Beverages — 1.9%
PepsiCo, Inc.	76,000	4,929
Business Services — 1.5%
Lamar Advertising Co.	60,000	3,766
Chemicals & Allied Products — 4.4%
Ecolab, Inc.	120,000	5,124
Monsanto Co.	90,000	6,079
		11,203
Commercial Banks — 1.3%
JP Morgan Chase & Co.	70,000	3,391
Communications Equipment — 1.5%
QUALCOMM, Inc.	90,000	3,905
Computer & Data Processing Services — 8.5%
Checkfree Corp.‡	52,000	2,090
Electronic Arts, Inc.‡	105,000	4,969
Google, Inc. — Class A‡	11,000	5,757
Intuit, Inc.‡	73,000	2,196
Microsoft Corp.	230,000	6,778
		21,790
Computer & Office Equipment — 6.2%
Apple, Inc.‡	110,000	13,424
Hewlett-Packard Co.	54,000	2,409
		15,833
Drug Stores & Proprietary Stores — 2.0%
Walgreen Co.	120,000	5,225
Electronic Components & Accessories — 2.2%
Intel Corp.	110,000	2,614
Tyco Electronics, Ltd.	75,295	2,941
		5,555
Engineering & Management Services — 3.4%
Jacobs Engineering Group, Inc.‡	150,000	8,626
Food Stores — 1.6%
Whole Foods Market, Inc.	110,000	4,213

	Shares	Value
Furniture & Fixtures — 1.5%
Johnson Controls, Inc.	34,000	$3,936
Holding & Other Investment Offices — 3.3%
Host Hotels & Resorts, Inc. REIT	100,000	2,312
Plum Creek Timber Co., Inc. REIT	150,000	6,249
		8,561
Hotels & Other Lodging Places — 3.1%
Hilton Hotels Corp.	143,000	4,786
Las Vegas Sands Corp.‡	42,000	3,208
		7,994
Industrial Machinery & Equipment — 7.2%
Caterpillar, Inc.	100,000	7,830
Donaldson Co., Inc.	100,000	3,555
Kennametal, Inc.	85,000	6,973
		18,358
Medical Instruments & Supplies — 1.7%
Zimmer Holdings, Inc.‡	50,000	4,244
Motion Pictures — 1.5%
Walt Disney Co.	113,000	3,858
Motor Vehicles, Parts & Supplies — 2.1%
BorgWarner, Inc.	63,000	5,420
Oil & Gas Extraction — 1.9%
Schlumberger, Ltd.	56,000	4,757
Petroleum Refining — 1.5%
Suncor Energy, Inc.	44,000	3,956
Pharmaceuticals — 0.5%
Sigma-Aldrich Corp.	30,000	1,280
Printing & Publishing — 3.2%
McGraw-Hill Cos., Inc. (The)	120,000	8,170
Radio & Television Broadcasting — 0.0%
Citadel Broadcasting Corp.	11,903	77
Restaurants — 0.9%
Starbucks Corp.‡	92,000	2,414
Rubber & Misc. Plastic Products — 2.6%
NIKE, Inc. — Class B	115,000	6,703
Security & Commodity Brokers — 10.8%
American Express Co.	150,000	9,177
Ameriprise Financial, Inc.	80,000	5,086
BlackRock, Inc.	16,870	2,642
Chicago Mercantile Exchange	13,000	6,947
T. Rowe Price Group, Inc.	75,000	3,892
		27,744
Telecommunications — 2.3%
Verizon Communications, Inc.	140,000	5,764
Transportation & Public Utilities — 1.3%
Expeditors International of Washington, Inc.	80,000	3,304

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Wholesale Trade Durable Goods — 2.4%
Grainger (W.W.), Inc.	65,000	$6,048
Total Common Stocks (cost: $194,252)		244,252
Total Investment Securities (cost: $194,252)#		$244,252

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

# Aggregate cost for federal income tax purposes is $194,223. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $53,776 and $3,747, respectively. Net unrealized appreciation for tax purposes is $50,029.

DEFINITIONS:

REIT – Real Estate Investment Trust

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,067.50	1.15%	$5.90
Hypothetical[b]	1,000.00	1,019.09	1.15	5.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 95.3%
Air Transportation — 2.4%
FedEx Corp.	170,000	$18,865
Apparel & Accessory Stores — 2.2%
Nordstrom, Inc.	340,000	17,381
Automotive — 3.6%
Harley-Davidson, Inc.	220,000	13,114
PACCAR, Inc.	180,000	15,667
		28,781
Beverages — 2.2%
PepsiCo, Inc.	275,000	17,834
Chemicals & Allied Products — 3.6%
Praxair, Inc.	400,000	28,796
Communications Equipment — 5.8%
QUALCOMM, Inc.	560,000	24,298
Research In Motion, Ltd.‡	110,000	21,999
		46,297
Computer & Data Processing Services — 10.3%
Electronic Arts, Inc.‡	250,000	11,830
Google, Inc. — Class A‡	50,000	26,169
Intuit, Inc.‡	510,000	15,341
Microsoft Corp.	1,000,000	29,470
		82,810
Computer & Office Equipment — 5.8%
Apple, Inc.‡	380,000	46,375
Drug Stores & Proprietary Stores — 2.7%
Walgreen Co.	500,000	21,770
Electronic & Other Electric Equipment — 2.6%
General Electric Co.	550,000	21,054
Electronic Components & Accessories — 0.2%
Tyco Electronics, Ltd.	36,695	1,433
Engineering & Management Services — 3.6%
Jacobs Engineering Group, Inc.‡	500,000	28,755
Food Stores — 2.3%
Whole Foods Market, Inc.	470,000	18,001
Hotels & Other Lodging Places — 7.5%
Las Vegas Sands Corp.‡	160,000	12,222
Marriott International, Inc. — Class A	500,000	21,620
MGM Mirage, Inc.‡	320,000	26,394
		60,236
Industrial Machinery & Equipment — 2.9%
Caterpillar, Inc.	300,000	23,490

	Shares	Value
Insurance — 2.8%
American International Group, Inc.	320,000	$22,410
Management Services — 1.3%
Paychex, Inc.	270,000	10,562
Medical Instruments & Supplies — 4.1%
Varian Medical Systems, Inc.‡	300,000	12,753
Zimmer Holdings, Inc.‡	236,000	20,034
		32,787
Oil & Gas Extraction — 1.7%
Schlumberger, Ltd.	158,000	13,421
Petroleum Refining — 1.4%
Suncor Energy, Inc.	127,000	11,420
Pharmaceuticals — 4.2%
Allergan, Inc.	400,000	23,056
Gilead Sciences, Inc.‡	264,000	10,235
		33,291
Printing & Publishing — 4.7%
McGraw-Hill Cos., Inc. (The)	556,000	37,852
Restaurants — 1.7%
Starbucks Corp.‡	525,000	13,776
Security & Commodity Brokers — 11.8%
American Express Co.	450,000	27,531
Ameriprise Financial, Inc.	380,000	24,157
BlackRock, Inc.	50,000	7,829
Chicago Mercantile Exchange	66,000	35,268
		94,785
Telecommunications — 1.6%
AT&T, Inc.	300,000	12,450
Transportation & Public Utilities — 2.3%
Expeditors International of Washington, Inc.	450,000	18,585
Total Common Stocks (cost: $650,291)		763,217
Total Investment Securities (cost: $650,291)#		$763,217

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

# Aggregate cost for federal income tax purposes is $651,274. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $127,944 and $16,001, respectively. Net unrealized appreciation for tax purposes is $111,943.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER FOCUS FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,079.90	1.18%	$6.09
Hypothetical[b]	1,000.00	1,018.94	1.18	5.91

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 97.4%
Apparel & Accessory Stores — 1.7%
Under Armour, Inc. — Class A‡	31,125	$1,421
Business Services — 1.8%
ValueClick, Inc.‡	51,000	1,502
Chemicals & Allied Products — 3.2%
Praxair, Inc.	38,000	2,736
Commercial Banks — 2.3%
Wintrust Financial Corp.	45,600	2,000
Communication — 1.2%
XM Satellite Radio Holdings, Inc. — Class A‡	87,610	1,031
Communications Equipment — 11.0%
QUALCOMM, Inc.	128,816	5,589
Research In Motion, Ltd.‡	18,850	3,770
		9,359
Computer & Data Processing Services — 5.7%
CoStar Group, Inc.‡	32,700	1,729
Google, Inc. — Class A‡	5,990	3,135
		4,864
Computer & Office Equipment — 11.4%
Apple, Inc.‡	79,670	9,723
Department Stores — 2.4%
Saks, Inc.	96,685	2,064
Educational Services — 5.4%
Strayer Education, Inc.	34,940	4,602
Food Stores — 1.4%
Whole Foods Market, Inc.	32,300	1,237
Furniture & Fixtures — 1.2%
Johnson Controls, Inc.	9,210	1,066
Holding & Other Investment Offices — 2.8%
Blackstone Group Ltd. Partnership‡	29,000	849
Host Hotels & Resorts, Inc. REIT	65,000	1,503
		2,352
Hotels & Other Lodging Places — 3.8%
Las Vegas Sands Corp.‡	42,790	3,269
Industrial Machinery & Equipment — 2.2%
Dril-Quip, Inc.‡	41,030	1,844
Insurance — 2.0%
American International Group, Inc.	24,200	1,695

	Shares	Value
Management Services — 2.5%
CRA International, Inc.‡	43,513	$2,097
Manufacturing Industries — 1.8%
Shuffle Master, Inc.‡	93,110	1,546
Medical Instruments & Supplies — 3.5%
Coherent, Inc.‡	62,620	1,911
Zimmer Holdings, Inc.‡	12,240	1,039
		2,950
Motion Pictures — 6.2%
Macrovision Corp.‡	175,051	5,262
Pharmaceuticals — 5.9%
Allergan, Inc.	66,100	3,810
Gilead Sciences, Inc.‡	32,400	1,256
		5,066
Restaurants — 2.0%
Starbucks Corp.‡	66,500	1,745
Rubber & Misc. Plastic Products — 3.2%
NIKE, Inc. — Class B	47,600	2,775
Security & Commodity Brokers — 11.0%
American Express Co.	24,800	1,517
Ameriprise Financial, Inc.	43,220	2,747
Chicago Mercantile Exchange	9,660	5,162
		9,426
Telecommunications — 1.8%
NeuStar, Inc. — Class A‡	52,585	1,523
Total Common Stocks (cost: $65,805)		83,155
Total Investment Securities (cost: $65,805)#		$83,155

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

# Aggregate cost for federal income tax purposes is $65,829. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $20,026 and $2,700, respectively. Net unrealized appreciation for tax purposes is $17,326.

DEFINITIONS:

REIT – Real Estate Investment Trust

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,079.10	1.16%	$5.98
Hypothetical[b]	1,000.00	1,019.04	1.16	5.81

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 99.6%
Apparel & Accessory Stores — 1.4%
Nordstrom, Inc.	24,000	$1,227
Urban Outfitters, Inc.‡	25,400	610
		1,837
Business Services — 2.4%
Lamar Advertising Co.	33,700	2,115
ValueClick, Inc.‡	34,000	1,002
		3,117
Commercial Banks — 1.0%
Wintrust Financial Corp.	29,070	1,275
Communication — 0.5%
Foundry Networks, Inc.‡	38,850	647
Computer & Data Processing Services — 10.5%
Activision, Inc.‡	102,800	1,919
Alliance Data Systems Corp.‡	27,600	2,133
Cerner Corp.‡	73,800	4,094
Checkfree Corp.‡	94,440	3,796
Intuit, Inc.‡	43,900	1,320
NetFlix, Inc.‡	15,500	301
		13,563
Computer & Office Equipment — 2.5%
VeriFone Holdings, Inc.‡	93,050	3,280
Educational Services — 2.5%
Strayer Education, Inc.	24,900	3,280
Electronic Components & Accessories — 1.1%
Microchip Technology, Inc.	38,350	1,420
Engineering & Management Services — 4.7%
Jacobs Engineering Group, Inc.‡	106,630	6,132
Entertainment — 2.5%
International Game Technology	80,750	3,206
Food Stores — 2.1%
Whole Foods Market, Inc.	71,390	2,734
Health Services — 3.2%
Covance, Inc.‡	61,100	4,189
Holding & Other Investment Offices — 0.9%
Kilroy Realty Corp. REIT	15,270	1,082
Hotels & Other Lodging Places — 6.5%
Hilton Hotels Corp.	157,350	5,266
Las Vegas Sands Corp.‡	41,900	3,201
		8,467
Industrial Machinery & Equipment — 11.6%
Cameron International Corp.‡	71,370	5,101
Joy Global, Inc.	58,100	3,389
Kennametal, Inc.	80,155	6,575
		15,065

	Shares	Value
Instruments & Related Products — 5.8%
Sirf Technology Holdings, Inc.‡	121,500	$2,520
Trimble Navigation, Ltd.‡	156,500	5,039
		7,559
Medical Instruments & Supplies — 9.4%
Arthrocare Corp.‡	38,050	1,671
Intuitive Surgical, Inc.‡	27,000	3,747
Techne Corp.‡	73,600	4,211
Varian Medical Systems, Inc.‡	60,635	2,578
		12,207
Motion Pictures — 3.6%
Macrovision Corp.‡	153,450	4,613
Motor Vehicles, Parts & Supplies — 2.4%
BorgWarner, Inc.	36,600	3,149
Pharmaceuticals — 0.7%
Allergan, Inc.	16,200	934
Research & Testing Services — 0.2%
Gen-Probe, Inc.‡	3,360	203
Restaurants — 0.8%
PF Chang's China Bistro, Inc.‡	27,800	979
Security & Commodity Brokers — 14.9%
Ameriprise Financial, Inc.	58,400	3,712
BlackRock, Inc.	19,500	3,053
Chicago Mercantile Exchange	6,270	3,350
Morningstar, Inc.‡	30,290	1,424
Nymex Holdings, Inc.	31,900	4,008
T. Rowe Price Group, Inc.	72,500	3,762
		19,309
Telecommunications — 3.0%
NeuStar, Inc. — Class A‡	133,950	3,881
Transportation & Public Utilities — 2.7%
Expeditors International of Washington, Inc.	83,300	3,440
Wholesale Trade Durable Goods — 2.7%
Grainger (W.W.), Inc.	38,000	3,536
Total Common Stocks (cost: $110,581)		129,104
Total Investment Securities (cost: $110,581)#		$129,104

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

# Aggregate cost for federal income tax purposes is $110,600. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,357 and $3,853, respectively. Net unrealized appreciation for tax purposes is $18,504.

DEFINITIONS:

REIT – Real Estate Investment Trust

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,070.94	1.10%	$5.65
Hypothetical[b]	1,000.00	1,019.34	1.10	5.51

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 3.9%
U.S. Treasury Bond 8.00% 11/15/2021	$1,025	$1,311
U.S. Treasury Inflation Indexed Bond 2.00% 01/15/2016	1,145	1,087
U.S. Treasury Note 4.88% 05/31/2009	290	290
3.88% 02/15/2013	1,916	1,820
4.50% 02/15/2016	2,250	2,169
4.63% 11/15/2016	550	533
4.63% 02/15/2017	700	678
4.50% 05/15/2017	2,619	2,511
4.50% 02/15/2036	5,685	5,147
U.S. Treasury STRIPS Zero Coupon 02/15/2036	5,500	1,298
Total U.S. Government Obligations (cost: $17,215)		16,844
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Fannie Mae, Series 2004-90, Class LH 5.00% 04/25/2034	3,210	3,036
Freddie Mac 5.35% 11/14/2011	5,000	4,969
Freddie Mac, Series 2631, Class CE 4.25% 10/15/2026	1,500	1,460
Freddie Mac, Series 2941, Class WC 5.00% 10/15/2030	3,400	3,278
Freddie Mac, Series 3188, Class CK 5.00% 11/15/2032	3,544	3,440
Total U.S. Government Agency Obligations (cost: $16,365)		16,183
MORTGAGE-BACKED SECURITIES — 2.7%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20% 12/01/2038	1,990	1,894
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4 5.32% 12/11/2049	1,890	1,813
Crown Castle Towers LLC, Series 2006-1A, Class AFX — 144A 5.24% 11/15/2036	1,778	1,747
Morgan Stanley Capital I, Series 2006-HQ10, Class A4* 5.33% 11/12/2041	2,019	1,942
SBA CMBS Trust, Series 2006-1A, Class A — 144A 5.31% 11/15/2036	1,770	1,744
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4* 5.57% 10/15/2048	1,946	1,904
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, ClassH — 144A* 5.74% 06/15/2049	570	522
Total Mortgage-Backed Securities (cost: $11,931)		11,566
ASSET-BACKED SECURITIES — 0.4%
Honda Auto Receivables Owner Trust, Series 2005-A Class A3 4.46% 05/21/2009	484	482

	Principal Amount	Value
MBNA Credit Card Master Note Trust, Series 2003-6A, Class A 2.75% 10/15/2010	$1,250	$1,223
Total Asset-Backed Securities (cost: $1,683)		1,705
CORPORATE DEBT SECURITIES — 15.6%
Agriculture — 0.1%
Michael Foods, Inc. 8.00% 11/15/2013	500	505
Air Transportation — 0.6%
FedEx Corp. 9.65% 06/15/2012	1,330	1,549
United AirLines, Inc. 6.64% 07/02/2022	1,190	1,195
		2,744
Automotive Service Stations — 0.1%
Petro Stopping Centers, LP/Petro Financial Corp. 9.00% 02/15/2012	500	527
Business Credit Institutions — 1.0%
John Deere Capital Corp., Series S, (MTN) 4.88% 03/16/2009	2,275	2,255
National Rural Utilities Cooperative Finance Corp. 7.25% 03/01/2012	1,000	1,065
Pemex Finance, Ltd. 9.03% 02/15/2011	810	863
		4,183
Business Services — 0.4%
Siemens Financieringsmaatschappij NV, Guaranteed Note — 144A 5.50% 02/16/2012	1,530	1,525
Chemicals & Allied Products — 0.6%
ICI Wilmington, Inc. 4.38% 12/01/2008	1,150	1,131
Lubrizol Corp. 4.63% 10/01/2009	1,640	1,608
		2,739
Commercial Banks — 1.5%
Barclays Bank PLCab 6.28% 12/15/2034	1,155	1,050
Dresdner Funding Trust I — 144A 8.15% 06/30/2031	625	720
HBOS PLC — 144Aab 6.66% 05/21/2037	560	537
ICICI Bank, Ltd., Subordinated Note — 144Ab 6.38% 04/30/2022	701	666
M&I Marshall & Ilsley Bank (MTN) 5.63% 12/04/2012	700	700
Royal Bank of Scotland Group PLCab 7.65% 09/30/2031	420	468
Shinsei Finance Cayman, Ltd. — 144Aab 6.42% 07/20/2016	650	632

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Commercial Banks — (continued)
Wachovia Capital Trust IIIab 5.80% 03/15/2011	$610	$607
Wells Fargo & Co. 4.20% 01/15/2010	1,040	1,014
		6,394
Communication — 0.1%
Comcast Corp. 7.05% 03/15/2033	420	433
Construction — 0.4%
Centex Corp., Senior Note 4.75% 01/15/2008	900	897
DR Horton, Inc., Senior Note 5.38% 06/15/2012	1,000	938
		1,835
Department Stores — 0.5%
Meyer (Fred) Stores, Inc. 7.45% 03/01/2008	1,500	1,519
Neiman-Marcus Group, Inc. (PIK) 9.00% 10/15/2015	400	428
		1,947
Electric Services — 0.5%
Dominion Resources, Inc. 5.69% 05/15/2008	810	811
Empresa Nacional de Electricidad SA/Chile, Series B 8.50% 04/01/2009	1,200	1,255
		2,066
Food & Kindred Products — 0.3%
Bunge, Ltd. Finance Corp. 4.38% 12/15/2008	1,370	1,348
Food Stores — 0.1%
Stater Brothers Holdings, Inc. 8.13% 06/15/2012	400	403
Gas Production & Distribution — 0.7%
Oneok, Inc. 5.51% 02/16/2008	1,560	1,560
Southern Union Co., Senior Note 6.15% 08/16/2008	1,487	1,494
		3,054
Holding & Other Investment Offices — 1.4%
BRE Properties, Inc. REIT, Senior Note 5.75% 09/01/2009	1,670	1,672
iStar Financial, Inc. REIT 4.88% 01/15/2009	1,700	1,678
PPF Funding, Inc. REIT — 144A 5.35% 04/15/2012	1,646	1,618
Weingarten Realty Investors REIT, Series A 5.26% 05/15/2012	1,000	987
		5,955

	Principal Amount	Value
Hotels & Other Lodging Places — 0.4%
Las Vegas Sands Corp. 6.38% 02/15/2015	$500	$476
Wyndham Worldwide Corp. 6.00% 12/01/2016	1,200	1,157
		1,633
Insurance — 0.7%
AXA SA — 144Aab 6.38% 12/14/2036	1,000	902
Metlife, Inc.* 6.40% 12/15/2036	1,075	996
Oil Insurance, Ltd. — 144Aab 7.56% 06/30/2011	460	476
St Paul Travelers Cos. (The), Inc. 6.75% 06/20/2036	770	796
		3,170
Insurance Agents, Brokers & Service — 0.2%
Hartford Financial Services Group, Inc., Senior Note 5.55% 08/16/2008	820	821
Life Insurance — 0.3%
Genworth Financial, Inc., Senior Note 5.23% 05/16/2009	1,100	1,096
Lumber & Other Building Materials — 0.3%
CRH America, Inc. 5.30% 10/15/2013	1,200	1,150
Metal Mining — 0.1%
Vale Overseas, Ltd., Guaranteed Note 6.25% 01/23/2017	405	402
Mortgage Bankers & Brokers — 0.5%
Countrywide Financial Corp. 6.25% 05/15/2016	1,310	1,287
Glencore Funding LLC — 144A 6.00% 04/15/2014	385	378
ILFC E-Capital Trust II — 144Ab 6.25% 12/21/2065	450	439
		2,104
Motion Pictures — 0.2%
News America Holdings, Inc., Guaranteed Senior Note 7.75% 12/01/2045	480	526
Time Warner Entertainment Co., LP 8.38% 07/15/2033	225	261
		787
Oil & Gas Extraction — 0.2%
Husky Oil Co.[b] 8.90% 08/15/2028	135	139
PetroHawk Energy Corp., Senior Note 9.13% 07/15/2013	500	529
		668

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Personal Credit Institutions — 0.4%
Capital One Bank 5.75% 09/15/2010	$1,800	$1,809
Petroleum Refining — 0.5%
Enterprise Products Operating, LP, Series B 4.00% 10/15/2007	1,290	1,285
Valero Logistics Operations, LP, Guaranteed Senior Note 6.88% 07/15/2012	850	878
		2,163
Printing & Publishing — 0.4%
CBS Corp., Senior Note 6.63% 05/15/2011	1,000	1,026
Idearc, Inc., Senior Note 8.00% 11/15/2016	650	656
		1,682
Radio & Television Broadcasting — 0.1%
AMFM, Inc., Senior Note 8.00% 11/01/2008	430	441
Real Estate — 0.1%
Post Apartment Homes, LP 6.30% 06/01/2013	537	547
Restaurants — 0.1%
Aramark Corp., Senior Note — 144A 8.50% 02/01/2015	500	509
Security & Commodity Brokers — 1.4%
Ameriprise Financial, Inc.[b] 7.52% 06/01/2066	825	859
BNP U.S. Funding LLC — 144Aab 7.74% 12/05/2007	1,000	1,009
Discover Financial Services, Senior Note — 144A* 5.89% 06/11/2010	1,250	1,250
E*Trade Financial Corp. 8.00% 06/15/2011	300	308
Mizuho JGB Investment LLC, Series A — 144Aab 9.87% 06/30/2008	1,300	1,351
Nuveen Investments, Inc., Senior Note 5.00% 09/15/2010	1,435	1,319
		6,096
Stone, Clay & Glass Products — 0.1%
Lafarge SA 7.13% 07/15/2036	$604	$634
Telecommunications — 0.4%
Nextel Communications, Inc., Series D 7.38% 08/01/2015	475	475
SBC Communications, Inc. 4.13% 09/15/2009	1,428	1,389
		1,864

	Principal Amount	Value
Transportation & Public Utilities — 0.2%
Hertz, Corp., Senior Note 8.88% 01/01/2014	$470	$490
TEPPCO Partners LPb 7.00% 06/01/2067	500	481
		971
Water Transportation — 0.7%
Carnival Corp. 3.75% 11/15/2007	1,700	1,690
Royal Caribbean Cruises, Ltd. 8.75% 02/02/2011	1,100	1,188
		2,878
Total Corporate Debt Securities (cost: $67,951)		67,083
	Shares	Value
PREFERRED STOCKS — 0.1%
Savings Institutions — 0.1%
Indymac Bank FSB — 144A	24,000	$603
Total Preferred Stocks (cost: $600)		603
COMMON STOCKS — 71.5%
Air Transportation — 1.9%
FedEx Corp.	75,000	8,323
Apparel & Accessory Stores — 1.7%
Nordstrom, Inc.	140,000	7,157
Automotive — 5.0%
Harley-Davidson, Inc.	140,000	8,345
PACCAR, Inc.	150,000	13,056
		21,401
Beverages — 1.0%
PepsiCo, Inc.	70,000	4,539
Communications Equipment — 2.1%
QUALCOMM, Inc.	205,000	8,895
Computer & Data Processing Services — 4.8%
Google, Inc. — Class A‡	12,000	6,281
Intuit, Inc.‡	200,000	6,016
Microsoft Corp.	280,000	8,252
		20,549
Computer & Office Equipment — 3.1%
Apple, Inc.‡	110,000	13,424
Drug Stores & Proprietary Stores — 2.1%
Walgreen Co.	210,000	9,143
Electronic & Other Electric Equipment — 1.6%
General Electric Co.	175,000	6,699
Electronic Components & Accessories — 0.2%
Tyco Electronics, Ltd.	20,000	781

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Engineering & Management Services — 5.3%
Jacobs Engineering Group, Inc.‡	400,000	$23,004
Food Stores — 1.6%
Whole Foods Market, Inc.	180,000	6,894
Hotels & Other Lodging Places — 5.0%
Marriott International, Inc. — Class A	240,000	10,378
MGM Mirage, Inc.‡	135,000	11,135
		21,513
Industrial Machinery & Equipment — 6.1%
Caterpillar, Inc.	180,000	14,094
Kennametal, Inc.	150,000	12,305
		26,399
Insurance — 1.6%
American International Group, Inc.	100,000	7,003
Medical Instruments & Supplies — 2.4%
Varian Medical Systems, Inc.‡	100,000	4,251
Zimmer Holdings, Inc.‡	70,000	5,942
		10,193
Oil & Gas Extraction — 2.0%
Schlumberger, Ltd.	100,000	8,494
Petroleum Refining — 1.7%
Suncor Energy, Inc.	80,000	7,194
Pharmaceuticals — 2.7%
Allergan, Inc.	110,000	6,340
Gilead Sciences, Inc.‡	140,000	5,428
		11,768
Printing & Publishing — 3.9%
McGraw-Hill Cos., Inc. (The)	250,000	17,020

	Shares	Value
Restaurants — 0.5%
Starbucks Corp.‡	81,000	$2,125
Security & Commodity Brokers — 8.9%
American Express Co.	200,000	12,236
Ameriprise Financial, Inc.	140,000	8,900
BlackRock, Inc.	25,000	3,915
Chicago Mercantile Exchange	25,000	13,359
		38,410
Telecommunications — 2.2%
Verizon Communications, Inc.	230,000	9,469
Transportation & Public Utilities — 1.9%
Expeditors International of Washington, Inc.	200,000	8,260
Wholesale Trade Durable Goods — 2.2%
Grainger (W.W.), Inc.	100,000	9,305
Total Common Stocks (cost: $211,916)		307,962
Total Investment Securities (cost: $327,661)#		$421,946

NOTES TO SCHEDULE OF INVESTMENTS:

* Floating or variable rate note. Rate is listed as of June 30, 2007.

a The security has a perpetual maturity. The date shown is the next call date.

b Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

‡ Non-income producing.

# Aggregate cost for federal income tax purposes is $327,780. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $101,485 and $7,319, respectively. Net unrealized appreciation for tax purposes is $94,166.

DEFINITIONS:

144A – 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $16,628 or 3.9% of the net assets of the Fund.

MTN – Medium-Term Note

PIK – Payment In-Kind

REIT – Real Estate Investment Trust

STRIPS – Separate Trading of Registered Interest and Principal of Securities

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,033.60	0.90%	$4.54
Hypothetical[b]	1,000.00	1,020.33	0.90	4.51
Institutional Class
Actual	1,000.00	1,035.30	0.65	3.28
Hypothetical[b]	1,000.00	1,021.57	0.65	3.26

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moodys Ratings)
At June 30, 2007

This chart shows the percentage breakdown by bond credit quality (Moodys ratings) of the Fund's total investment securities.

Credit Rating Description

A2 – Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

B1 – Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2 – More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3 – Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1 – Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions

Ba2 – Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3 – More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ca – Extremely speculative, may be in default on their policyholder obligations or have other marked shortcomings.

Caa1 – Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa2 – Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
CORPORATE DEBT SECURITIES — 86.4%
Aerospace — 1.2%
TransDigm, Inc., Senior Subordinated Note 7.75% 07/15/2014	$1,000	$1,010
TransDigm, Inc., Senior Subordinated Note — 144A 7.75% 07/15/2014	250	252
		1,262
Agriculture — 1.9%
Michael Foods, Inc. 8.00% 11/15/2013	2,000	2,020
Amusement & Recreation Services — 1.9%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. — 144A 10.25% 06/15/2015	1,000	985
Virgin River Casino Corp./RBG LLC/B&BB, Inc., Senior Secured Note 9.00% 01/15/2012	1,000	1,020
		2,005
Apparel & Accessory Stores — 1.1%
Claire's Stores, Inc., Senior Note — 144A 10.50% 06/01/2017	1,250	1,141
Automotive — 0.9%
General Motors Corp., Senior Note 7.13% 07/15/2013	1,000	939
Automotive Dealers — 2.9%
Asbury Automotive Group, Inc., Senior Subordinated Note — 144A 7.63% 03/15/2017	1,000	985
Group 1 Automotive, Inc. 8.25% 08/15/2013	1,000	1,032
United Auto Group, Inc., Senior Subordinated Note 7.75% 12/15/2016	1,000	995
		3,012
Business Services — 1.0%
Cardtronics, Inc., Senior Subordinated Note 9.25% 08/15/2013	1,000	1,022
Chemicals & Allied Products — 1.0%
Reichhold Industries, Inc., Senior Note — 144A 9.00% 08/15/2014	1,000	1,030
Commercial Banks — 1.0%
ACE Cash Express, Inc., Senior Note — 144A 10.25% 10/01/2014	1,000	1,022
Communication — 4.5%
Echostar DBS Corp., Senior Note
7.13% 02/01/2016	1,500	1,466
Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note 8.25% 01/15/2013	1,000	1,015

	Principal Amount	Value
Kabel Deutschland GmbH 10.63% 07/01/2014	$2,000	$2,190
		4,671
Department Stores — 2.1%
Neiman-Marcus Group, Inc. 10.38% 10/15/2015	2,000	2,200
Electronic Components & Accessories — 0.9%
NXP BV / NXP Funding LLC, Senior Note 9.50% 10/15/2015	1,000	985
Fabricated Metal Products — 1.0%
Alliant Techsystems, Inc. 6.75% 04/01/2016	1,000	972
Mueller Water Products, Inc., Senior Subordinated Note — 144A 7.38% 06/01/2017	100	99
		1,071
Food Stores — 3.9%
Albertsons LLC 7.25% 05/01/2013	1,000	1,019
Pathmark Stores, Inc. 8.75% 02/01/2012	1,000	1,030
Stater Brothers Holdings, Inc. 8.13% 06/15/2012	2,000	2,015
		4,064
Gas Production & Distribution — 1.4%
Dynegy Holdings, Inc., Senior Note — 144A 7.75% 06/01/2019	500	465
MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., Senior Note 8.50% 07/15/2016	1,000	1,017
		1,482
Holding & Other Investment Offices — 1.5%
Susser Holdings LLC, Senior Note 10.63% 12/15/2013	1,412	1,532
Hotels & Other Lodging Places — 2.6%
Station Casinos, Inc. 6.88% 03/01/2016	500	441
Station Casinos, Inc., Subordinated Note 6.63% 03/15/2018	1,000	860
Vail Resorts, Inc. 6.75% 02/15/2014	1,500	1,461
		2,762
Industrial Machinery & Equipment — 2.3%
Douglas Dynamics LLC, Senior Note — 144A 7.75% 01/15/2012	1,000	950
Goodman Global Holding Co., Inc. 7.88% 12/15/2012	1,500	1,485
		2,435

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Legal Services — 1.2%
FTI Consulting, Inc., Senior Note 7.75% 10/01/2016	$1,250	$1,275
Lumber & Other Building Materials — 1.3%
Masonite Corp., Senior Subordinated Note 11.00% 04/06/2015	1,500	1,357
Medical Instruments & Supplies — 0.9%
PTS Acquisition Corp., Senior Note — 144A 9.50% 04/15/2015	1,000	982
Metal Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc., Senior Note 8.38% 04/01/2017	500	534
Mining — 0.9%
James River Coal Co., Senior Note 9.38% 06/01/2012	1,000	980
Mortgage Bankers & Brokers — 5.4%
Galaxy Entertainment Finance Co., Ltd., Senior Note — 144A 9.88% 12/15/2012	2,000	2,150
KAR Holdings, Inc., Senior Subordinated Note — 144A 10.00% 05/01/2015	500	487
Momentive Performance Materials, Inc., Senior Note — 144A 9.75% 12/01/2014	1,000	1,010
Petroplus Finance, Ltd., Guaranteed Senior Note — 144A 7.00% 05/01/2017	1,000	962
PNA Intermediate Holding Corp., Senior Note — 144A 12.36% 02/15/2013	1,000	1,010
		5,619
Oil & Gas Extraction — 7.7%
Berry Petroleum Co., Senior Subordinated Note 8.25% 11/01/2016	1,000	1,007
Dune Energy, Inc., Senior Note — 144A 10.50% 06/01/2012	1,000	977
Energy Partners, Ltd., Senior Note — 144A 9.75% 04/15/2014	500	496
OPTI Canada, Inc., Senior Note — 144A 8.25% 12/15/2014	2,000	2,030
PetroHawk Energy Corp., Senior Note 9.13% 07/15/2013	1,500	1,586
Sabine Pass LNG, LP, Senior Secured Note — 144A 7.50% 11/30/2016	2,000	1,990
		8,086
Paper & Allied Products — 2.3%
Bowater Canada Finance 7.95% 11/15/2011	1,500	1,412
Graphic Packaging International Corp. 9.50% 08/15/2013	1,000	1,039
		2,451
Paper & Paper Products — 1.0%
Exopack Holding Corp., Senior Note 11.25% 02/01/2014	1,000	1,055

	Principal Amount	Value
Paperboard Containers & Boxes — 1.0%
Graham Packaging Co., Inc., Senior Subordinated Note 9.88% 10/15/2014	$1,000	$1,011
Personal Credit Institutions — 0.9%
SLM Corp. 5.40% 10/25/2011	1,000	916
Petroleum Refining — 2.0%
Enterprise Products Operating, LPa 8.38% 08/01/2066	2,000	2,135
Primary Metal Industries — 3.5%
Metals USA Holdings Corp., Senior Note — 144A* 11.36% 01/15/2012	1,000	1,000
PNA Group, Inc., Senior Note — 144A 10.75% 09/01/2016	1,500	1,635
Texas Industries, Inc., Senior Note 7.25% 07/15/2013	1,000	1,003
		3,638
Printing & Publishing — 2.9%
Idearc, Inc., Senior Note 8.00% 11/15/2016	1,000	1,010
RH Donnelley Corp., Senior Note 8.88% 01/15/2016	1,000	1,040
Valassis Communications, Inc., Senior Note — 144A 8.25% 03/01/2015	1,000	975
		3,025
Radio & Television Broadcasting — 1.4%
Umbrella Acquistion, Inc.,Senior Note — 144A 9.75% 03/15/2015	1,500	1,481
Railroads — 1.0%
Kansas City Southern de Mexico SA de CV, Senior Note — 144A 7.63% 12/01/2013	1,000	998
Real Estate — 1.9%
American Real Estate Partners, LP, Senior Note 8.13% 06/01/2012	1,000	1,004
IRSA Inversiones y Representaciones SA — 144A 8.50% 02/02/2017	1,000	958
		1,962
Restaurants — 4.3%
Aramark Corp., Senior Note — 144A 8.50% 02/01/2015	2,000	2,035
NPC International, Inc., Senior Subordinated Note 9.50% 05/01/2014	1,500	1,455
Sbarro, Inc., Senior Note 10.38% 02/01/2015	1,000	974
		4,464
Retail Trade — 1.7%
Michaels Stores, Inc., Senior Subordinated Note — 144A 11.38% 11/01/2016	1,750	1,829

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Rubber & Misc. Plastic Products — 2.0%
NTK Holdings, Inc., Senior Note[b] 0.00% 03/01/2014	$1,500	$1,088
Titan International, Inc., Series WI, Senior Note 8.00% 01/15/2012	1,000	1,028
		2,116
Security & Commodity Brokers — 1.5%
E*Trade Financial Corp. 8.00% 06/15/2011	1,500	1,538
Transportation & Public Utilities — 1.6%
Hertz Corp., Senior Subordinated Note 10.50% 01/01/2016	1,500	1,658
Trucking & Warehousing — 0.9%
St. Acquisition Corp., Senior Note — 144A 12.50% 05/15/2017	1,000	945
Water Transportation — 1.0%
US Shipping Partners LP/US Shipping Finance Corp., Senior Note 13.00% 08/15/2014	1,000	1,085
Wholesale Trade Durable Goods — 2.5%
Leslie's Poolmart, Senior Note 7.75% 02/01/2013	1,000	995
Varietal Distribution Merger Sub, Inc., Senior Note, (PIK) — 144A 10.25% 07/15/2015	1,600	1,596
		2,591
Wholesale Trade Nondurable Goods — 2.0%
Alliance One International, Inc. 11.00% 05/15/2012	1,000	1,098
Alliance One International, Inc., Senior Note — 144A 8.50% 05/15/2012	1,000	1,023
		2,121
Total Corporate Debt Securities (cost: $89,891)		90,507
CONVERTIBLE BOND — 4.4%
Amusement & Recreation Services — 0.9%
Virgin River Casino Corp./RBG LLC/B&BB, Inc., Senior Subordinated Note[c] 0.00% 01/15/2013	1,250	956
Computer & Office Equipment — 1.2%
EMC Corp/Massachusetts, Senior Note, Reg S 1.75% 12/01/2013	1,000	1,274
Hotels & Other Lodging Places — 1.4%
Hilton Hotels Corp., Senior Note 3.38% 04/15/2023	1,000	1,506
Oil & Gas Extraction — 0.9%
Halliburton Co. 3.13% 07/15/2023	$500	$926
Total Convertible Bond (cost: $4,496)		4,662

	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 1.1%
Automotive — 1.1%
General Motors Corp.	44,000	$1,106
Total Convertible Preferred Stocks (cost: $1,016)		1,106
PREFERRED STOCKS — 1.9%
Savings Institutions — 1.9%
Indymac Bank FSB — 144A	80,000	2,010
Total Preferred Stocks (cost: $2,000)		2,010
Total Investment Securities (cost: $97,403)#		$98,285

NOTES TO SCHEDULE OF INVESTMENTS:

a Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

* Floating or variable rate note. Rate is listed as of June 30, 2007.

b NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

c Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

# Aggregate cost for federal income tax purposes is $97,491. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,164 and $1,370, respectively. Net unrealized appreciation for tax purposes is $794.

DEFINITIONS:

144A – 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $35,508 or 33.9% of the net assets of the Fund.

PIK – Payment In-Kind

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,025.50	0.25%	$1.26
Hypothetical[b]	1,000.00	1,023.55	0.25	1.25

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturty Distribution (in days)
At June 30, 2007

This chart shows the percentage breakdown by maturity distribution (in days) of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments — June 30, 2007 — (all amounts in thousands) (unaudited)

	Principal Amount	Value
COMMERCIAL PAPER — 89.3%
Automotive — 12.0%
American Honda Finance Corp. 5.24% 08/02/2007	$800	$796
5.24% 08/13/2007	1,518	1,508
5.24% 08/31/2007	800	793
5.25% 08/31/2007	820	813
BMW US Capital LLC — 144A 5.25% 07/30/2007	1,250	1,245
5.24% 08/10/2007	1,150	1,143
Harley-Davidson, Inc. — 144A 5.23% 07/05/2007	800	799
5.24% 08/03/2007	2,850	2,836
		9,933
Beverages — 7.2%
Anheuser-Busch Cos., Inc. — 144A 5.23% 08/30/2007	2,350	2,329
Coca-Cola Co. (The) 5.24% 07/24/2007	2,600	2,591
Pepsico, Inc. — 144A 5.32% 07/02/2007	1,000	1,000
		5,920
Commercial Banks — 21.6%
Bank of America Corp. 5.24% 10/02/2007	1,800	1,775
Canadian Imperial Holdings 5.24% 07/25/2007	2,000	1,993
HBOS Treasury Services 5.24% 07/03/2007	1,000	1,000
5.25% 07/26/2007	1,700	1,694
5.29% 08/14/2007	600	596
Nestle Capital Corp. — 144A 5.21% 07/27/2007	3,900	3,885
Royal Bank of Scotland 5.25% 08/17/2007	2,950	2,929
UBS Finance Delaware LLC 5.25% 07/06/2007	1,300	1,299
5.26% 08/03/2007	700	697
5.27% 08/08/2007	1,000	994
5.25% 09/14/2007	1,000	989
		17,851
Computer & Office Equipment — 2.4%
Pitney Bowes, Inc. — 144A 5.25% 07/17/2007	2,000	1,995
Holding & Other Investment Offices — 5.5%
Canadian Imperial Holdings 5.24% 07/30/2007	2,000	1,991
Prudential Funding LLC 5.24% 07/10/2007	2,600	2,596
		4,587

	Principal Amount	Value
Industrial Machinery & Equipment — 4.1%
Caterpillar Financial Services Corp. 5.25% 07/03/2007	$2,500	$2,499
5.33% 07/05/2007	850	849
		3,348
Insurance — 1.4%
Metlife Funding, Inc. 5.24% 08/21/2007	1,200	1,191
Mortgage Bankers & Brokers — 17.2%
Barclays U.S. Funding Corp. 5.25% 09/28/2007	1,400	1,382
CAFCO LLC — 144A 5.26% 08/09/2007	1,650	1,640
5.26% 08/14/2007	1,200	1,192
5.25% 09/21/2007	1,200	1,185
Old Line Funding Corp. — 144A 5.25% 07/12/2007	1,000	998
5.25% 08/03/2007	2,200	2,189
Old Line Funding LLC — 144A 5.26% 08/09/2007	900	895
Ranger Funding Co. LLC — 144A 5.27% 07/12/2007	850	849
5.26% 07/17/2007	700	698
5.26% 07/26/2007	650	648
Sheffield Receivables Corp. — 144A 5.30% 07/16/2007	905	903
5.28% 07/19/2007	1,700	1,695
		14,274
Personal Credit Institutions — 17.9%
American Express Credit Corp. 5.24% 07/31/2007	2,750	2,738
5.25% 08/01/2007	1,300	1,294
General Electric Capital Corp. 5.24% 08/02/2007	2,850	2,836
International Lease Finance Corp. 5.24% 07/18/2007	2,500	2,493
5.24% 07/20/2007	1,500	1,496
Toyota Motor Credit Corp. 5.25% 08/01/2007	1,220	1,214
5.22% 08/20/2007	600	596
5.22% 08/21/2007	2,200	2,183
		14,850
Total Commercial Paper (cost: $73,949)		73,949

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts in thousands) (unaudited)

	Principal Amount	Value
SHORT-TERM OBLIGATIONS — 5.7%
Wal-Mart Stores, Inc. 4.38% 07/12/2007	$500	$500
General Electric Capital Corp. 3.45% 07/16/2007	1,150	1,149
Merrill Lynch & Co., Inc.* 5.36% 08/22/2007	3,100	3,100
Total Short-Term Obligations (cost: $4,749)		4,749
CERTIFICATES OF DEPOSIT — 4.8%
Toronto Dominion Bank, Ltd. 5.28% 07/09/2007	2,100	2,100
5.28% 07/10/2007	1,900	1,900
Total Certificates Of Deposit (cost: $4,000)		4,000
Total Investment Securities (cost: $82,698)#		$82,698

NOTES TO SCHEDULE OF INVESTMENTS:

* Floating or variable rate note. Rate is listed as of June 30, 2007.

# Aggregate cost for federal income tax purposes is $82,698.

DEFINITIONS:

144A – 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $28,124 or 34.0% of the net assets of the Fund.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$1005.70	0.45%	$2.24
Hypothetical[b]	1,000.00	1022.56	0.45	2.26

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 6.7%
U.S. Treasury Bond 8.00% 11/15/2021	$7	$9
U.S. Treasury Note 4.88% 05/31/2009	3	3
4.50% 05/15/2017	34	33
4.50% 02/15/2036	20	18
U.S. Treasury STRIPS Zero Coupon 02/15/2036	40	9
Total U.S. Government Obligations (cost: $73)		72
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.8%
Fannie Mae 5.50% 03/01/2018	12	12
5.50% 01/01/2021	25	25
6.00% 05/01/2032	13	12
6.00% 08/01/2034	12	12
5.50% 05/01/2035	15	15
5.50% 05/01/2035	16	15
5.00% 07/01/2035	42	39
5.50% 07/01/2036	37	36
6.00% 08/01/2036	37	36
Freddie Mac 5.50% 11/01/2018	14	14
5.00% 06/01/2021	26	25
6.00% 11/01/2033	12	12
5.50% 02/01/2035	14	14
5.50% 06/01/2035	15	15
5.00% 07/01/2035	20	19
5.50% 01/01/2036	37	36
5.50% 07/01/2036	27	26
6.00% 01/01/2037	43	43
Freddie Mac, Series 2631, Class CE 4.25% 10/15/2026	17	17
Freddie Mac, Series 2941, Class WC 5.00% 10/15/2030	35	34
Total U.S. Government Agency Obligations (cost: $469)		457
MORTGAGE-BACKED SECURITIES — 11.7%
American Tower Trust, Series 2007-1A, Class C — 144A 5.62% 04/15/2037	25	24
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20% 12/01/2038	25	24
Crown Castle Towers LLC, Series 2006-1A, Class AFX — 144A 5.24% 11/15/2036	25	24
Morgan Stanley Capital I, Series 2006-HQ10, Class A4* 5.33% 11/12/2041	25	24
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4* 5.57% 10/15/2048	20	20
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H — 144A* 5.74% 06/15/2049	10	9
Total Mortgage-Backed Securities (cost: $128)		125

	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.3%
MBNA Credit Card Master Note Trust, Series 2003-6A, Class A 2.75% 10/15/2010	$26	$25
Total Asset-Backed Securities (cost: $25)		25
CORPORATE DEBT SECURITIES — 34.5%
Aerospace — 2.3%
Boeing Co. 8.75% 08/15/2021	10	13
Embraer Overseas, Ltd., Guaranteed Note 6.38% 01/24/2017	12	12
		25
Agriculture — 0.5%
Michael Foods, Inc. 8.00% 11/15/2013	5	5
Automotive Service Stations — 0.5%
Petro Stopping Centers, LP / Petro Financial Corp. 9.00% 02/15/2012	5	5
Beer, Wine & Distilled Beverages — 0.2%
FBG Finance, Ltd. — 144A 5.88% 06/15/2035	2	2
Business Credit Institutions — 0.9%
General Electric Capital Corp.(MTN) 4.25% 01/15/2008	10	10
Chemicals & Allied Products — 2.4%
Dow Chemical Co. (The), Senior Note 5.00% 11/15/2007	6	6
ICI Wilmington, Inc. 4.38% 12/01/2008	20	20
		26
Commercial Banks — 3.7%
HBOS PLC — 144Aab 5.92% 10/01/2015	5	5
6.66% 05/21/2037	2	2
ICICI Bank, Ltd., Series B — 144A* 5.90% 01/12/2010	13	13
Popular North America, Inc. 5.20% 12/12/2007	10	10
Shinsei Finance Cayman, Ltd. — 144Aab 6.42% 07/20/2016	5	5
Wachovia Capital Trust IIIab 5.80% 03/15/2011	5	5
		40
Construction — 0.8%
DR Horton, Inc., Senior Note 5.38% 06/15/2012	10	9
Department Stores — 0.5%
Neiman-Marcus Group, Inc. (PIK) 9.00% 10/15/2015	5	5

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Electric Services — 1.4%
Empresa Nacional de Electricidad SA/Chile, Series B 8.50% 04/01/2009	$10	$10
PSEG Funding Trust I 5.38% 11/16/2007	5	5
		15
Food Stores — 0.5%
Stater Brothers Holdings, Inc. 8.13% 06/15/2012	5	5
Holding & Other Investment Offices — 4.7%
BRE Properties, Inc. REIT, Senior Note 5.75% 09/01/2009	20	20
iStar Financial, Inc. REIT 4.88% 01/15/2009	20	20
PPF Funding, Inc. REIT — 144A 5.35% 04/15/2012	10	10
		50
Hotels & Other Lodging Places — 0.9%
Host Marriott, LP, Senior Note 7.13% 11/01/2013	5	5
Las Vegas Sands Corp. 6.38% 02/15/2015	5	5
		10
Insurance — 3.1%
AXA SA — 144Aab 6.38% 12/14/2036	15	14
Oil Insurance, Ltd. — 144Aab 7.56% 06/30/2011	10	10
St Paul Travelers Cos. (The), Inc. 6.75% 06/20/2036	9	9
		33
Oil & Gas Extraction — 0.5%
PetroHawk Energy Corp., Senior Note 9.13% 07/15/2013	5	5
Paper & Paper Products — 1.0%
Celulosa Arauco y Constitucion SA 8.63% 08/15/2010	10	11
Primary Metal Industries — 0.5%
Texas Industries, Inc., Senior Note 7.25% 07/15/2013	5	5
Printing & Publishing — 0.5%
Idearc, Inc., Senior Note 8.00% 11/15/2016	5	5
Radio & Television Broadcasting — 0.5%
AMFM, Inc., Senior Note 8.00% 11/01/2008	5	5
Railroads — 0.6%
BNSF Funding Trust I, Guaranteed Note[b] 6.61% 12/15/2055	6	6

	Principal Amount	Value
Real Estate — 0.9%
Post Apartment Homes, LP 6.30% 06/01/2013	$10	$10
Restaurants — 0.5%
Aramark Corp., Senior Note — 144A 8.50% 02/01/2015	5	5
Security & Commodity Brokers — 4.1%
Ameriprise Financial, Inc.[b] 7.52% 06/01/2066	5	5
Discover Financial Services, Senior Note — 144A* 5.89% 06/11/2010	15	15
E*Trade Financial Corp. 8.00% 06/15/2011	5	5
JP Morgan Chase Capital XVIII* 6.95% 08/17/2036	10	10
Nuveen Investments, Inc., Senior Note 5.00% 09/15/2010	10	9
		44
Telecommunications — 0.6%
Nextel Communications, Inc., Series D 7.38% 08/01/2015	7	7
Transportation & Public Utilities — 0.5%
TEPPCO Partners LPb 7.00% 06/01/2067	5	5
Water Transportation — 1.9%
Carnival Corp., Senior Note 6.15% 04/15/2008	20	20
Total Corporate Debt Securities (cost: $375)		368
	Shares	Value
PREFERRED STOCKS — 0.5%
Savings Institutions — 0.5%
Indymac Bank FSB — 144A	200	$5
Total Preferred Stocks (cost: $5)		5
Total Investment Securities (cost: $1,075)#		$1,052

NOTES TO SCHEDULE OF INVESTMENTS:

*Floating or variable rate note. Rate is listed as of June 30, 2007.

aThe security has a perpetual maturity. The date shown is the next call date.

bCoupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

#Aggregate cost for federal income tax purposes is $1,075. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1 and $24, respectively. Net unrealized depreciation for tax purposes is $23.

DEFINITIONS:

144A – 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $143 or 13.4% of the net assets of the Fund.

PIK – Payment In-Kind

REIT – Real Estate Investment Trust

MTN – Medium Term Note

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$1,068.80	0.75%	$3.85
Hypothetical[b]	1,000.00	1,021,08	0.75	3.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 96.3%
Air Transportation — 2.3%
FedEx Corp.	14,000	$1,554
Apparel & Accessory Stores — 2.2%
Nordstrom, Inc.	29,000	1,482
Automotive — 3.9%
Harley-Davidson, Inc.	20,000	1,192
PACCAR, Inc.	16,000	1,393
		2,585
Beverages — 2.3%
PepsiCo, Inc.	23,500	1,524
Chemicals & Allied Products — 3.5%
Praxair, Inc.	33,000	2,376
Communications Equipment — 6.1%
QUALCOMM, Inc.	48,000	2,083
Research In Motion, Ltd.‡	10,000	2,000
		4,083
Computer & Data Processing Services — 10.4%
Electronic Arts, Inc.‡	20,000	946
Google, Inc. — Class A‡	4,500	2,355
Intuit, Inc.‡	42,000	1,263
Microsoft Corp.	82,000	2,417
		6,981
Computer & Office Equipment — 5.5%
Apple, Inc.‡	30,000	3,661
Drug Stores & Proprietary Stores — 2.7%
Walgreen Co.	41,000	1,785
Electronic & Other Electric Equipment — 2.9%
General Electric Co.	50,000	1,914
Electronic Components & Accessories — 0.2%
Tyco Electronics, Ltd.	3,080	120
Engineering & Management Services — 3.4%
Jacobs Engineering Group, Inc.‡	40,000	2,300
Food Stores — 2.3%
Whole Foods Market, Inc.	41,000	1,570
Hotels & Other Lodging Places — 7.7%
Las Vegas Sands Corp.‡	13,000	993
Marriott International, Inc. — Class A	45,000	1,946
MGM Mirage, Inc.‡	27,000	2,227
		5,166
Industrial Machinery & Equipment — 2.9%
Caterpillar, Inc.	25,000	1,957
Insurance — 2.8%
American International Group, Inc.	27,000	1,891
Management Services — 1.2%
Paychex, Inc.	21,260	832

	Shares	Value
Medical Instruments & Supplies — 4.2%
Varian Medical Systems, Inc.‡	27,000	$1,148
Zimmer Holdings, Inc.‡	19,500	1,655
		2,803
Oil & Gas Extraction — 1.8%
Schlumberger, Ltd.	14,500	1,232
Petroleum Refining — 1.5%
Suncor Energy, Inc.	11,500	1,034
Pharmaceuticals — 4.0%
Allergan, Inc.	32,000	1,844
Gilead Sciences, Inc.‡	22,000	853
		2,697
Printing & Publishing — 4.9%
McGraw-Hill Cos., Inc. (The)	48,000	3,268
Restaurants — 1.6%
Starbucks Corp.‡	40,000	1,050
Security & Commodity Brokers — 12.0%
American Express Co.	38,000	2,325
Ameriprise Financial, Inc.	32,000	2,034
BlackRock, Inc.	5,000	783
Chicago Mercantile Exchange	5,500	2,939
		8,081
Telecommunications — 1.5%
AT&T, Inc.	25,000	1,038
Transportation & Public Utilities — 2.5%
Expeditors International of Washington, Inc.	40,000	1,652
Total Common Stocks (cost: $53,317)		64,636
Total Investment Securities (cost: $53,317)#		$64,636

NOTES TO SCHEDULE OF INVESTMENTS:

‡Non-income producing.

#Aggregate cost for federal income tax purposes is $53,420. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,488 and $1,272, respectively. Net unrealized appreciation for tax purposes is $11,216.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$1,215.10	0.85%	$4.67
Hypothetical[b]	1,000.00	1,020.58	0.85	4.26

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 97.3%
Apparel Products — 2.3%
Hanesbrands, Inc.‡	700	$19
Chemicals & Allied Products — 1.9%
Terra Nitrogen Co., L.P.	125	16
Communications Equipment — 2.0%
ID Systems, Inc.‡	1,255	16
Computer & Data Processing Services — 6.2%
ActivIdentity Corp.‡	2,700	12
Cogent, Inc.‡	1,400	21
Fair Isaac Corp.	450	18
		51
Computer & Office Equipment — 1.3%
Hypercom Corp.‡	1,800	11
Construction — 8.8%
Chemed Corp.	430	28
McDermott International, Inc.‡	525	44
		72
Electric Services — 2.1%
CMS Energy Corp.	970	17
Electronic & Other Electric Equipment — 5.6%
Acuity Brands, Inc.	370	22
Genlyte Group, Inc.‡	300	24
		46
Fabricated Metal Products — 2.7%
Gulf Island Fabrication, Inc.	625	22
Holding & Other Investment Offices — 9.0%
Annaly Capital Management, Inc. REIT	1,300	19
LTC Properties, Inc. REIT	500	11
Omega Healthcare Investors, Inc. REIT	1,300	21
Sunstone Hotel Investors, Inc. REIT	800	23
		74
Insurance — 4.1%
American Safety Insurance Holdings, Ltd.‡	750	18
HCC Insurance Holdings, Inc.	465	16
		34
Management Services — 5.0%
FTI Consulting, Inc.‡	700	27
Navigant Consulting, Inc.‡	770	14
		41
Medical Instruments & Supplies — 1.5%
Orthofix International NV‡	260	12
Mining — 1.0%
International Coal Group, Inc.‡	1,400	8

	Shares	Value
Oil & Gas Extraction — 12.8%
Aurora Oil & Gas Corp.‡	4,680	$10
Dawson Geophysical Co.‡	300	18
Edge Petroleum Corp.‡	1,450	20
Stone Energy Corp.‡	500	17
Superior Energy Services, Inc.‡	1,007	40
		105
Personal Credit Institutions — 2.0%
Advance America Cash Advance Centers, Inc.	885	16
Primary Metal Industries — 2.1%
Claymont Steel Holdings, Inc.‡	805	17
Restaurants — 1.8%
O'Charley's, Inc.	725	15
Rubber & Misc. Plastic Products — 2.1%
Jarden Corp.‡	400	17
Savings Institutions — 1.2%
Partners Trust Financial Group, Inc.	1,000	10
Water Transportation — 19.8%
Aegean Marine Petroleum Network, Inc.	960	18
Aries Maritime Transport, Ltd.	1,900	18
DryShips, Inc.	570	25
Excel Maritime Carriers, Ltd.	1,050	26
Genco Shipping & Trading, Ltd.	750	31
Omega Navigation Enterprises, Inc. — Class A	905	20
StealthGas, Inc.	1,350	24
		162
Wholesale Trade Nondurable Goods — 2.0%
Dean Foods Co.	500	16
Total Common Stocks (cost: $596)		797
Total Investment Securities (cost: $596)#		$797

NOTES TO SCHEDULE OF INVESTMENTS:

‡Non-income producing.

#Aggregate cost for federal income tax purposes is $594. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $228 and $25, respectively. Net unrealized appreciation for tax purposes is $203.

DEFINITIONS:

REIT – Real Estate Investment Trust

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$1,092.50	0.75%	$3.89
Hypothetical[b]	1,000.00	1,021.08	0.75	3.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace — 3.6%
Boeing Co. (The)	110	$10
United Technologies Corp.	200	14
		24
Air Transportation — 1.7%
FedEx Corp.	100	11
Apparel & Accessory Stores — 1.8%
Nordstrom, Inc.	230	12
Automotive — 5.7%
Daimlerchrysler AG	75	7
Harley-Davidson, Inc.	190	11
PACCAR, Inc.	225	20
		38
Beverages — 1.9%
PepsiCo, Inc.	200	13
Business Services — 1.5%
Lamar Advertising Co.	160	10
Chemicals & Allied Products — 4.8%
Ecolab, Inc.	355	15
Monsanto Co.	250	17
		32
Commercial Banks — 1.5%
JP Morgan Chase & Co.	200	10
Communications Equipment — 1.5%
QUALCOMM, Inc.	240	10
Computer & Data Processing Services — 8.8%
Checkfree Corp.‡	150	6
Electronic Arts, Inc.‡	270	13
Google, Inc. — Class A‡	30	16
Intuit, Inc.‡	210	6
Microsoft Corp.	630	18
		59
Computer & Office Equipment — 6.6%
Apple, Inc.‡	300	37
Hewlett-Packard Co.	150	7
		44
Drug Stores & Proprietary Stores — 2.1%
Walgreen Co.	330	14
Electronic Components & Accessories — 2.2%
Intel Corp.	300	7
Tyco Electronics, Ltd.	195	8
		15
Engineering & Management Services — 4.2%
Jacobs Engineering Group, Inc.‡	480	28

	Shares	Value
Food Stores — 1.6%
Whole Foods Market, Inc.	280	$11
Furniture & Fixtures — 1.5%
Johnson Controls, Inc.	90	10
Holding & Other Investment Offices — 3.7%
Host Hotels & Resorts, Inc. REIT	250	6
Plum Creek Timber Co., Inc. REIT	450	19
		25
Hotels & Other Lodging Places — 3.3%
Hilton Hotels Corp.	380	13
Las Vegas Sands Corp.‡	120	9
		22
Industrial Machinery & Equipment — 7.3%
Caterpillar, Inc.	290	23
Donaldson Co., Inc.	250	9
Kennametal, Inc.	210	17
		49
Medical Instruments & Supplies — 1.6%
Zimmer Holdings, Inc.‡	130	11
Motion Pictures — 1.5%
Walt Disney Co.	300	10
Motor Vehicles, Parts & Supplies — 2.2%
BorgWarner, Inc.	170	15
Oil & Gas Extraction — 2.1%
Schlumberger, Ltd.	160	14
Petroleum Refining — 1.8%
Suncor Energy, Inc.	130	12
Pharmaceuticals — 0.5%
Sigma-Aldrich Corp.	80	3
Printing & Publishing — 3.4%
McGraw-Hill Cos., Inc. (The)	340	23
Radio & Television Broadcasting — 0.0%
Citadel Broadcasting Corp.	34	0
Restaurants — 0.9%
Starbucks Corp.‡	245	6
Rubber & Misc. Plastic Products — 2.8%
NIKE, Inc. — Class B	320	19
Security & Commodity Brokers — 11.2%
American Express Co.	400	24
Ameriprise Financial, Inc.	240	15
BlackRock, Inc.	45	7
Chicago Mercantile Exchange	35	19
T. Rowe Price Group, Inc.	200	10
		75

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND (CONTINUED)

Schedule of Investments — June 30, 2007 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Telecommunications — 2.1%
Verizon Communications, Inc.	350	$14
Transportation & Public Utilities — 1.2%
Expeditors International of Washington, Inc.	190	8
Wholesale Trade Durable Goods — 2.4%
Grainger (W.W.), Inc.	170	16
Total Common Stocks (cost: $506)		663
Total Investment Securities (cost: $506)#		$663

NOTES TO SCHEDULE OF INVESTMENTS:

‡Non-income producing.

#Aggregate cost for federal income tax purposes is $506. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $167 and $10, respectively. Net unrealized appreciation for tax purposes is $157.

DEFINITIONS:

REIT – Real Estate Investment Trust

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS & LIABILITIES

June 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Diversified Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund	Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund
Assets
Investment, at cost	$194,252	$650,291	$65,805	$110,581	$327,661	$97,403	$82,698
Investment, at value	$244,252	$763,217	$83,155	$129,104	$421,946	$98,285	$82,698
Cash	14,995	37,068	2,352	589	7,684	4,957	136
Receivables:
Securities sold	—	408	—	123	3,745	—	—
Fund shares sold	269	2,558	30	7	534	1	111
Interest	33	77	11	4	1,358	1,996	75
Dividends	148	423	40	24	150	34	—
Dividend reclaims receivable	—	—	—	—	1	—	—
Reimbursement from adviser	—	—	—	—	—	—	5
	$259,697	$803,751	$85,588	$129,851	$435,418	$105,273	$83,025
Liabilities
Payables:
Securities purchased	2,879	1,097	—	—	4,311	—	—
Fund shares redeemed	312	1,016	115	64	284	421	172
Advisory fees	106	429	42	64	216	41	—
Transfer agent fees	—	—	6	10	35	—	—
Directors fees	4	10	2	2	7	2	1
Distribution fees	52	163	18	27	89	2	—
Dividends to shareholders	—	—	—	—	—	6	3
Other accrued expenses	57	126	20	30	88	32	21
	3,410	2,841	203	197	5,030	504	197
Total Net Assets	$256,287	$800,910	$85,385	$129,654	$430,388	$104,769	$82,828
Net Assets Consist of:
Paid-in capital	201,624	676,263	72,701	116,642	322,691	123,555	82,828
Undistributed (accumulated) net investment income (loss)	17	(835)	(230)	(318)	3,362	(116)	—
Undistributed (accumulated) net realized gain (loss) on investments	4,646	12,556	(4,436)	(5,193)	10,050	(19,552)	—
Net unrealized appreciation (depreciation) of investments	50,000	112,926	17,350	18,523	94,285	882	—
Total Net Assets	$256,287	$800,910	$85,385	$129,654	$430,388	$104,769	$82,828
Investor Class
Net Assets	$256,287	$800,910	$85,385	$129,654	$430,388	$7,865	$82,828
Shares Outstanding	15,904	33,320	4,024	5,114	15,921	1,004	82,828
Net Asset Value, Offering Price and Redemption Price Per Share	$16.11	$24.04	$21.22	$25.35	$27.03	$7.84	$1.00
Institutional Class
Net Assets	N/A	N/A	N/A	N/A	N/A	$96,904	N/A
Shares Outstanding	N/A	N/A	N/A	N/A	N/A	12,478	N/A
Net Asset Value, Offering Price and Redemption Price Per Share	N/A	N/A	N/A	N/A	N/A	$7.77	N/A

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)

June 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Institutional Bond Fund	Transamerica Premier Institutional Equity Fund	Transamerica Premier Institutional Small Cap Value Fund		Transamerica Premier Institutional Diversified Equity Fund
Assets
Investment, at cost	$1,075	$53,317	$596		$506
Investment, at value	$1,052	$64,636	$797		$663
Cash	7	2,207	25		16
Receivables:
Securities sold	5	73	—		—
Fund shares sold	—	385	—		—
Interest	10	6	—		—
Dividends	—	39	1		1
Reimbursement from adviser	5	—	3		4
	$1,079	$67,346	$826		$684
Liabilities
Payables:
Securities purchased	3	92	—		8
Fund shares redeemed	—	86	—		—
Advisory fees	—	33	—		—
Directors fees	— [a]	1	—	[a]	—	[a]
Other accrued expenses	8	17	7		6
	11	229	7		14
Total Net Assets	$1,068	$67,117	$819		$670
Net Assets Consist of:
Paid-in capital	$1,120	$52,199	$560		$501
Undistributed (accumulated) net investment income (loss)	(1)	47	9		4
Undistributed (accumulated) net realized gain (loss) on investments	(28)	3,552	49		8
Net unrealized appreciation (depreciation) of investments	(23)	11,319	201		157
Total Net Assets	$1,068	$67,117	$819		$670
Institutional Class
Net Assets	$1,068	$67,117	$819		$670
Shares Outstanding	116	5,144	55		50
Net Asset Value, Offering Price and Redemption Price Per Share	$9.22	$13.05	$14.97		$13.34

a Rounds to less than $1.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS

For the period ended June 30, 2007

(all amounts in thousands)

(unaudited)

	Transamerica Premier Diversified Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund	Transamerica Premier High Yield Bond Fund		Transamerica Premier Cash Reserve Fund
Investment Income
Interest income	$123	$416	$67	$45	$3,198	$4,607		$2,128
Dividend income	1,218	2,796	203	389	1,318	34		—
Less withholding taxes on foreign dividends	(1)	(4)	—	—	(3)	—		—
Total Income	1,340	3,208	270	434	4,513	4,641		2,128
Expenses
Investment advisory fees	714	2,609	255	390	1,238	311		132
Administration fee	17	17	17	17	17	17		17
Transfer agent and shareholder servicing fees:
Investor Class	233	347	80	120	335	12		39
Institutional Class	—	—	—	—	—	—	[a]	—
Distribution and service fees:
Investor Class	288	879	106	163	507	16		—
Custodian fees	12	29	6	10	24	13		11
Registration fees:
Investor Class	19	44	10	12	12	11		16
Institutional Class	—	—	—	—	—	—	[a]	—
Legal fees	9	26	4	6	16	5		3
Audit fees	19	55	8	12	35	11		7
Directors fees and expenses	9	25	4	6	16	5		3
Printing fees	12	34	5	8	22	6		4
Other expenses	12	37	5	8	23	8		6
Total expenses before waiver and reimbursement	1,344	4,102	500	752	2,245	415		238
Reimbursed expenses and waived fees	(21)	(59)	—	—	(13)	(22)		(138)
Net Expenses	1,323	4,043	500	752	2,232	393		100
Net Investment Income (Loss)	17	(835)	(230)	(318)	2,281	4,248		2,028
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	4,478	9,183	6,160	17,478	9,204	974		—
Change in unrealized appreciation (depreciation) on investments	14,648	36,724	595	(7,263)	16,511	(828)		—
Net Realized and Unrealized Gain (Loss) on Investments	19,126	45,907	6,755	10,215	25,715	146		—
Net Increase (Decrease) in Net Assets from Operations	$19,143	$45,072	$6,525	$9,897	$27,996	$4,394		$2,028

a Rounds to less than $1.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (CONTINUED)

For the period ended June 30, 2007

(all amounts in thousands)

(unaudited)

	Transamerica Premier Institutional Bond Fund	Transamerica Premier Institutional Equity Fund	Transamerica Premier Institutional Small Cap Value Fund		Transamerica Premier Institutional Diversified Equity Fund
Investment Income
Interest income	$29	$29	$1		$—
Dividend income	—	241	9		3
Total Income	29	270	10		3
Expenses
Investment advisory fees	2	220	3		2
Administration fee	17	17	17		17
Transfer agent and shareholder servicing fees:
Institutional Class	— [a]	2	—	[a]	—	[a]
Custodian fees	6	6	2		2
Registration fees:	—	—	—		—
Institutional Class	7	11	7		7
Legal fees	—	2	—		—
Audit fees	—	5	—		—
Directors fees and expenses	— [a]	2	—	[a]	—	[a]
Printing fees	—	2	—		—
Other expenses	—	4	1		—
Total expenses before waiver and reimbursement	32	271	30		28
Reimbursed expenses and waived fees	(30)	(45)	(27)		(27)
Net Expenses	2	226	3		1
Net Investment Income (Loss)	27	44	7		2
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(3)	3,495	38		11
Change in unrealized appreciation (depreciation) on investments	(19)	644	100		44
Net Realized and Unrealized Gain (Loss) on Investments	(22)	4,139	138		55
Net Increase (Decrease) in Net Assets from Operations	$5	$4,183	$145		$57

a Rounds to less than $1.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

(all amounts in thousands)

	Transamerica Premier Diversified Equity Fund		Transamerica Premier Equity Fund		Transamerica Premier Focus Fund
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17	$77	$(835)	$(1,350)	$(230)	$(587)
Net realized gain (loss) on investments	4,478	2,010	9,183	33,315	6,160	12,232
Change in unrealized appreciation (depreciation) on investments	14,648	13,636	36,724	286	595	(6,906)
Net increase (decrease) in net assets resulting from operations	19,143	15,723	45,072	32,251	6,525	4,739
Dividends / Distributions to Shareholders
From net realized gains on investments:
Investor class	—	(1,931)	—	(28,810)	—	—
Net decrease in net assets resulting from distributions	—	(1,931)	—	(28,810)	—	—
Net Fund Shares Transactions	29,537	44,888	185,158	144,058	(8,340)	(29,244)
Net increase (decrease) in net assets	48,680	58,680	230,230	147,499	(1,815)	(24,505)
Net Assets
Beginning of period	207,607	148,927	570,680	423,181	87,200	111,705
End of period[1]	$256,287	$207,607	$800,910	$570,680	$85,385	$87,200
[1] Includes undistributed (accumulated) net investment income of:	$17	$—	$(835)	$—	$(230)	$—

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Growth Opportunities Fund		Transamerica Premier Balanced Fund		Transamerica Premier High Yield Bond Fund
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(318)	$(636)	$2,281	$3,495	$4,248	$7,981
Net realized gain (loss) on investments	17,478	19,086	9,204	2,546	974	1,446
Change in unrealized appreciation (depreciation) on investments	(7,263)	(13,502)	16,511	20,231	(828)	674
Net increase (decrease) in net assets resulting from operations	9,897	4,948	27,996	26,272	4,394	10,101
Dividends / Distributions to Shareholders
From net investment income:
Investor class	—	—	—	(2,826)	(449)	(827)
Institutional class	—	—	—	—	(4,037)	(7,060)
From net realized gains on investments:
Investor class	—	—	—	(1,997)	—	—
Net decrease in net assets resulting from distributions	—	—	—	(4,823)	(4,486)	(7,887)
Net Fund Shares Transactions	(12,234)	(25,021)	25,706	49,345	(17,154)	10,259
Net increase (decrease) in net assets	(2,337)	(20,073)	53,702	70,794	(17,246)	12,473
Net Assets
Beginning of period	131,991	152,064	376,686	305,892	122,015	109,542
End of period[1]	$129,654	$131,991	$430,388	$376,686	$104,769	$122,015
[1] Includes undistributed (accumulated) net investment income of:	$(318)	$—	$3,362	$1,081	$(116)	$122

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Cash Reserve Fund		Transamerica Premier Institutional Bond Fund		Transamerica Premier Institutional Equity Fund
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,028	$2,422	$27	$49	$44	$42
Net realized gain (loss) on investments	—	—	(3)	(12)	3,495	756
Change in unrealized appreciation (depreciation) on investments	—	—	(19)	3	644	3,432
Net increase (decrease) in net assets resulting from operations	2,028	2,422	5	40	4,183	4,230
Dividends / Distributions to Shareholders
From net investment income:
Investor class	(2,028)	(2,422)	—	—	—	—
Institutional class	—	—	(28)	(52)	—	(39)
From net realized gains on investments:
Institutional class	—	—	—	—	—	(608)
Return of capital	—	—	—	(24)	—	—
Net decrease in net assets resulting from distributions	(2,028)	(2,422)	(28)	(76)	—	(647)
Net Fund Shares Transactions	9,994	33,429	24	76	4,486	10,759
Net increase (decrease) in net assets	9,994	33,429	1	40	8,669	14,342
Net Assets
Beginning of period	72,834	39,405	1,067	1,027	58,448	44,106
End of period[1]	$82,828	$72,834	$1,068	$1,067	$67,117	$58,448
[1] Includes undistributed (accumulated) net investment income of:	$—	$—	$(1)	$—	$47	$3

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Institutional Small Cap Value Fund		Transamerica Premier Institutional Diversified Equity Fund
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7	$7	$2	$2
Net realized gain (loss) on investments	38	28	11	4
Change in unrealized appreciation (depreciation) on investments	100	71	44	48
Net increase (decrease) in net assets resulting from operations	145	106	57	54
Dividends / Distributions to Shareholders
From net investment income:
Institutional class	—	(6)	—	—
From net realized gains on investments:
Institutional class	—	(16)	—	—
Net decrease in net assets resulting from distributions	—	(22)	—	—
Net Fund Shares Transactions	—	27	—	—
Net increase (decrease) in net assets	145	111	57	54
Net Assets
Beginning of period	674	563	613	559
End of period[1]	$819	$674	$670	$613
[1] Includes undistributed (accumulated) net investment income of:	$9	$2	$4	$2

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

	Transamerica Premier Diversified Equity Fund
	Investor Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value Beginning of period	$14.84	$13.69	$12.70	$11.17	$8.87	$11.10
Operations
Net investment income (loss)[a]	— [e]	0.01	0.02	0.03	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	1.27	1.28	0.99	1.51	2.31	(2.22)
Total from investment operations	1.27	1.29	1.01	1.54	2.30	(2.23)
Dividends / Distributions and Other to Shareholders
Net investment income	—	—	(0.02)	(0.01)	—	—
Net realized gains on investments	—	(0.14)	—	—	—	—
Total dividends/distributions	—	(0.14)	(0.02)	(0.01)	—	—
Net Asset Value End of period	$16.11	$14.84	$13.69	$12.70	$11.17	$8.87
Total Return[b,d]	8.63%	9.42%	7.93%	13.81%	25.93%	(20.09%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.15%	1.15%	1.10%	1.20%	1.20%	1.20%
Before reimbursement/fee waiver[c]	1.17%	1.15%	1.31%	1.47%	1.80%	2.02%
Net investment income (loss), after reimbursement/fee waiver[c]	0.01%	0.04%	0.13%	0.28%	(0.07%)	(0.15%)
Portfolio turnover rate[d]	16%	36%	35%	30%	24%	72%
Net assets end of the period (in thousands)	$256,287	$207,607	$148,927	$71,487	$18,660	$8,822

	Transamerica Premier Equity Fund
	Investor Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value Beginning of period	$22.52	$22.05	$19.46	$16.90	$12.93	$17.11
Operations
Net investment loss[a]	(0.03)	(0.07)	(0.08)	(0.02)	(0.07)	(0.13)
Net realized and unrealized gain (loss) on investments	1.55	1.74	3.19	2.58	4.04	(4.05)
Total from investment operations	1.52	1.67	3.11	2.56	3.97	(4.18)
Dividends / Distributions and Other to Shareholders
Net realized gains on investments	—	(1.20)	(0.52)	—	—	—
Total dividends/distributions	—	(1.20)	(0.52)	—	—	—
Net Asset Value End of period	$24.04	$22.52	$22.05	$19.46	$16.90	$12.93
Total Return[b,d]	6.75%	7.54%	15.96%	15.15%	30.70%	(24.43%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.15%	1.15%	1.09%	1.29%	1.43%	1.42%
Before reimbursement/fee waiver[c]	1.17%	1.15%	1.09%	1.29%	1.43%	1.42%
Net investment loss, after reimbursement/fee waiver[c]	(0.24%)	(0.28%)	(0.38%)	(0.13%)	(0.46%)	(0.91%)
Portfolio turnover rate[d]	12%	37%	32%	34%	38%	34%
Net assets end of the period (in thousands)	$800,910	$570,680	$423,181	$179,454	$146,833	$96,788

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.00), $(0.01), $(0.03), $(0.00), $(0.07), and $(0.10) for the Diversified Equity Fund for the period ended June 30, 2007, and the years ended December 31, 2006, 2005, 2004, 2003 and 2002, and $(0.03) for the Equity Fund for the period ended June 30, 2007, respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total Return represents aggregate total return for each period.

c Annualized.

d Not annualized.

e Amount rounds to less than 0.01 per share.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

	Transamerica Premier Focus Fund
	Investor Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value Beginning of period	$19.65	$18.59	$16.01	$13.87	$9.94	$13.84
Operations
Net investment loss[a]	(0.05)	(0.11)	(0.06)	(0.07)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	1.62	1.17	2.64	2.21	4.00	(3.78)
Total from investment operations	1.57	1.06	2.58	2.14	3.93	(3.90)
Net Asset Value End of period	$21.22	$19.65	$18.59	$16.01	$13.87	$9.94
Total Return[b,d]	7.99%	5.70%	16.12%	15.43%	39.54%	(28.18%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.18%	1.20%	1.32%	1.36%	1.40%	1.40%
Before reimbursement/fee waiver[c]	1.18%	1.20%	1.32%	1.36%	1.54%	1.56%
Net investment loss, after reimbursement/fee waiver[c]	(0.54%)	(0.61%)	(0.38%)	(0.48%)	(0.65%)	(1.08%)
Portfolio turnover rate[d]	23%	46%	67%	64%	59%	43%
Net assets end of the period (in thousands)	$85,385	$87,200	$111,705	$92,565	$87,075	$73,525

	Transamerica Premier Growth Opportunities Fund
	Investor Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value Beginning of period	$23.50	$22.56	$19.73	$16.99	$12.69	$15.57
Operations
Net investment loss[a]	(0.06)	(0.10)	(0.05)	(0.08)	(0.10)	(0.16)
Net realized and unrealized gain (loss) on investments	1.91	1.04	2.88	2.82	4.40	(2.72)
Total from investment operations	1.85	0.94	2.83	2.74	4.30	(2.88)
Dividends / Distributions and Other to Shareholders
Net investment income	—	—	(0.00)[e]	—	—	—
Redemption fees	—	—	(0.00)[e]	—	—	—
Total dividends/distributions	—	—	(0.00)	—	—	—
Net Asset Value End of period	$25.35	$23.50	$22.56	$19.73	$16.99	$12.69
Total Return[b,d]	7.91%	4.17%	14.36%	16.13%	33.88%	(18.50%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.16%	1.17%	1.31%	1.36%	1.40%	1.40%
Before reimbursement/fee waiver[c]	1.16%	1.17%	1.31%	1.36%	1.47%	1.42%
Net investment loss, after reimbursement/fee waiver[c]	(0.49%)	(0.43%)	(0.24%)	(0.44%)	(0.70%)	(1.12%)
Portfolio turnover rate[d]	46%	64%	52%	37%	29%	37%
Net assets end of the period (in thousands)	$129,654	$131,991	$152,064	$118,442	$93,747	$81,481

a Net investment income (loss) is after waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.09), and $(0.14) for the Focus Fund for the years ended December 31, 2003, and 2002, and $(0.05), $(0.11), and $(0.16), for the for the Growth Opportunities Fund for the years ended December 31, 2005, 2003, and 2002, respectively. Per share net investment income (loss) has been determined on the basis of the average number of share outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not Annualized.

e Rounds to less than 0.01 per share.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

	Transamerica Premier Balanced Fund
	Investor Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value Beginning of period	$25.24	$23.63	$22.60	$20.22	$16.60	$18.70
Operations
Net investment income (loss)[a]	0.15	0.25	0.26	(0.22)	0.23	0.32
Net realized and unrealized gain (loss) on investments	1.64	1.69	1.04	2.83	3.62	(2.05)
Total from investment operations	1.79	1.94	1.30	2.61	3.85	(1.73)
Dividends / Distributions and Other to Shareholders
Net investment income	—	(0.19)	(0.27)	(0.23)	(0.23)	(0.37)
Net realized gains on investments	—	(0.14)	—	—	—	—
Total dividends/distributions	—	(0.33)	(0.27)	(0.23)	(0.23)	(0.37)
Net Asset Value End of period	$27.03	$25.24	$23.63	$22.60	$20.22	$16.60
Total Return[b,d]	7.09%	8.20%	5.81%	12.92%	23.20%	(9.24%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.10%	1.10%	1.08%	1.29%	1.29%	1.25%
Before reimbursement/fee waiver[c]	1.11%	1.10%	1.14%	1.29%	1.29%	1.25%
Net investment income (loss), after reimbursement/fee waiver[c]	1.12%	1.02%	1.14%	(1.04%)	1.28%	1.79%
Portfolio turnover rate[d]	25%	45%	53%	47%	39%	57%
Net assets end of the period (in thousands)	$430,388	$376,686	$305,892	$245,138	$183,331	$126,564

	Transamerica Premier High Yield Bond Fund
	Investor Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value Beginning of period	$7.86	$7.71	$8.00	$7.76	$7.05	$7.96
Operations
Net investment income[a]	0.27	0.53	0.50	0.52	0.54	0.68
Net realized and unrealized gain (loss) on investments	— [e]	0.14	(0.28)	0.25	0.74	(0.89)
Total from investment operations	0.27	0.67	0.22	0.77	1.28	(0.21)
Dividends / Distributions and Other to Shareholders
Net investment income	(0.29)	(0.52)	(0.51)	(0.53)	(0.57)	(0.70)
Total dividends/distributions	(0.29)	(0.52)	(0.51)	(0.53)	(0.57)	(0.70)
Net Asset Value End of period	$7.84	$7.86	$7.71	$8.00	$7.76	$7.05
Total Return[b,d]	3.36%	9.01%	2.93%	10.38%	18.76%	(2.60%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement/fee waiver[c]	1.25%	1.19%	1.34%	1.43%	1.64%	2.65%
Net investment income, after reimbursement/fee waiver[c]	6.96%	6.81%	6.46%	6.75%	7.26%	9.42%
Portfolio turnover rate[d]	46%	127%	93%	152%	171%	126%
Net assets end of the period (in thousands)	$7,865	$16,418	$12,062	$8,227	$7,973	$7,604

a Net investment income is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income per share would have been $0.20, for the Balanced Fund for the year ended December 31, 2005 and $0.26, $0.51, $0.24, $0.48, $0.49 and $0.56 for the High Yield Bond Fund for the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003, and 2002 respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized.

e Rounds to less than (0.01) per share.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

	Transamerica Premier Cash Reserve Fund
	Investor Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Operations
Net investment income[a]	0.03	0.05	0.03	0.01	0.01	0.02
Total from investment operations	0.03	0.05	0.03	0.01	0.01	0.02
Dividends / Distributions and Other to Shareholders
Net investment income	(0.03)	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)
Total dividends/distributions	(0.03)	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)
Net Asset Value End of period[e]	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[b,d]	2.55%	4.91%	3.06%	1.16%	0.92%	1.62%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver[c]	0.60%	0.68%	0.74%	0.63%	0.88%	0.60%
Net investment income, after reimbursement/fee waiver[c]	5.09%	4.87%	3.02%	1.13%	0.92%	1.59%
Net assets end of the period (in thousands)	$82,828	$72,834	$39,405	$37,038	$43,847	$48,290

a Net investment income is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income per share would have been $0.05, $0.03, $0.01, $0.00, and $0.01 for the Cash Reserve Fund for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not Annualized.

e These Funds are neither insured nor guaranteed by the U.S. government. There can be no assurance that the Transamerica Premier Cash Reserve Fund will be able to maintain a stable net asset value of $1.00 per share.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

	Transamerica Premier High Yield Bond Fund
	Institutional Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value Beginning of period	$7.79	$7.65	$7.95	$7.70	$7.01	$7.91
Operations
Net investment income[a,f]	0.29	0.55	0.52	0.54	0.56	0.71
Net realized and unrealized gain (loss) on investments	(0.01)	0.13	(0.29)	0.26	0.71	(0.90)
Total from investment operations	0.28	0.68	0.23	0.80	1.27	(0.19)
Dividends / Distributions and Other to Shareholders
Net investment income	(0.30)	(0.54)	(0.53)	(0.55)	(0.58)	(0.71)
Total dividends/distributions	(0.30)	(0.54)	(0.53)	(0.55)	(0.58)	(0.71)
Net Asset Value End of period	$7.77	$7.79	$7.65	$7.95	$7.70	$7.01
Total Return[b,d]	3.53%	9.23%	3.08%	10.88%	18.87%	(2.24%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.65%	0.64%	0.65%	0.63%	0.65%	0.65%
Before reimbursement/fee waiver[c]	0.65%	0.64%	0.70%	0.63%	0.72%	0.74%
Net investment income, after reimbursement/fee waiver[c]	7.28%	7.09%	6.65%	7.06%	7.56%	9.72%
Portfolio turnover rate[d]	46%	127%	93%	152%	171%	126%
Net assets end of the period (in thousands)	$96,904	$105,597	$97,480	$135,161	$118,982	$105,644

	Transamerica Premier Institutional Bond Fund
	Institutional Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended December 31, 2005[e]
Net Asset Value Beginning of period	$9.41	$9.75	$10.00
Operations
Net investment income[a]	0.25	0.46	0.38
Net realized and unrealized loss on investments	(0.19)	(0.10)	(0.23)
Total from investment operations	0.06	0.36	0.15
Dividends / Distributions and Other to Shareholders
Net investment income	(0.25)	(0.70)	(0.40)
Total dividends/distributions	(0.25)	(0.70)	(0.40)
Net Asset Value End of period	$9.22	$9.41	$9.75
Total Return[b,d]	0.57%	3.88%	1.53%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.45%	0.45%	0.45%
Before reimbursement/fee waiver[c]	6.10%	5.74%	7.97%
Net investment income, after reimbursement/fee waiver[c]	5.26%	4.80%	4.18%
Portfolio turnover rate[d]	38%	151%	269%
Net assets end of the period (in thousands)	$1,068	$1,067	$1,027

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.51, $0.55 and $0.70 for the High Yield Bond Fund for the years ended December 31, 2005, 2003 and 2002, respectively, and $(0.02), $(0.05) and $(0.30) for the Institutional Bond Fund for the period ended June 30, 2007, the year ended December 31, 2006 and the period ended December 31, 2005, respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares during the period, except for the year ended December 31, 2001.

b Total return represent aggregate total return for each period.

c Annualized.

d Not annualized.

e Commenced operations on February 1, 2005.

f Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

	Transamerica Premier Institutional Equity Fund
	Institutional Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Period Ended December 31, 2004[e]
Net Asset Value Beginning of period	$12.21	$11.41	$11.11	$10.00
Operations
Net investment income (loss)[a]	0.01	0.01	(0.01)	0.08
Net realized and unrealized gain on investments	0.83	0.93	1.91	1.40
Total from investment operations	0.84	0.94	1.90	1.48
Dividends / Distributions and Other to Shareholders
Net investment income	—	(0.01)	—	(0.36)
Net realized gains on investments	—	(0.13)	(1.60)	(0.01)
Total dividends/distributions	—	(0.14)	(1.60)	(0.37)
Net Asset Value End of period	$13.05	$12.21	$11.41	$11.11
Total Return[b,d]	6.88%	8.22%	17.03%	11.51%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.75%	0.75%	0.75%	0.75%
Before reimbursement/fee waiver[c]	0.90%	0.93%	1.05%	0.90%
Net investment income (loss), after reimbursement/fee waiver[c]	0.15%	0.09%	(0.06%)	1.31%
Portfolio turnover rate[d]	22%	31%	122%	18%
Net assets end of the period (in thousands)	$67,117	$58,448	$44,106	$62,110

	Transamerica Premier Institutional Small Cap Value Fund
	Institutional Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended December 31, 2005[f]
Net Asset Value Beginning of period	$12.32	$10.73	$10.00
Operations
Net investment income[a]	0.13	0.14	0.10
Net realized and unrealized gain on investments	2.52	1.88	1.17
Total from investment operations	2.65	2.02	1.27
Dividends / Distributions and Other to Shareholders
Net investment income	—	(0.12)	(0.08)
Net realized gains on investments	—	(0.31)	(0.46)
Total divid.ends/distributions	—	(0.43)	(0.54)
Net Asset Value End of period	$14.97	$12.32	$10.73
Total Return[b,d]	21.51%	18.74%	12.67%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.85%	0.85%	0.85%
Before reimbursement/fee waiver[c]	8.29%	8.68%	9.32%
Net investment income, after reimbursement/fee waiver[c]	1.93%	1.15%	1.00%
Portfolio turnover rate[d]	16%	53%	53%
Net assets end of the period (in thousands)	$819	$674	$563

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.00), $(0.01), $(0.04) and $0.07 for the Institutional Equity Fund for the period ended June 30, 2007 and the years ended December 31, 2006, 2005 and 2004, respectively, and (0.36), (0.79) and (0.72) for the Institutional Small Cap Value Fund for the period ended June 30, 2007 and the years ended December 31, 2006 and 2005 respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized.

e Commenced operations on June 1, 2004.

f Commenced operations on February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

	Transamerica Premier Institutional Diversified Equity Fund
	Institutional Class
	Period Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006	Period Ended December 31, 2005[e]
Net Asset Value Beginning of period	$12.21	$11.14	$10.00
Operations
Net investment income[a]	0.02	0.05	0.05
Net realized and unrealized gain on investments	1.11	1.02	1.14
Total from investment operations	1.13	1.07	1.19
Dividends / Distributions and Other to Shareholders
Net investment income	—	—	(0.05)
Total dividends/distributions	—	—	(0.05)
Net Asset Value End of period	$13.34	$12.21	$11.14
Total Return[b,d]	9.25%	9.61%	11.88%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.75%	0.75%	0.75%
Before reimbursement/fee waiver[c]	9.18%	8.90%	9.27%
Net investment income, after reimbursement/fee waiver[c]	0.39%	0.40%	0.52%
Portfolio turnover rate[d]	16%	40%	38%
Net assets end of the period (in thousands)	$670	$613	$559

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.51), $(0.90) and $(0.75) for the Institutional Diversified Equity Fund for the period ended June 30, 2007 and the years ended December 31, 2006 2005, respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized.

e Commenced operations on February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

(all amounts in thousands)

(unaudited)

1.  Organization and Significant
Accounting Policies

Transamerica Investors, Inc. (the "Company") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company is composed of eleven Funds: Transamerica Premier Diversified Equity Fund (the "Diversified Equity Fund"), Transamerica Premier Equity Fund (the "Equity Fund"), Transamerica Premier Focus Fund (the "Focus Fund"), Transamerica Premier Growth Opportunities Fund (the "Growth Opportunities Fund"), Transamerica Premier Balanced Fund (the "Balanced Fund"), Transamerica Premier High Yield Bond Fund (the "High Yield Fund"), Transamerica Premier Cash Reserve Fund (the "Cash Reserve Fund"), Transamerica Premier Institutional Bond Fund (the "Institutional Bond Fund"), Transamerica Premier Institutional Equity Fund (the "Institutional Equity Fund"), Transamerica Premier Institutional Small Cap Value Fund (the "Institutional Small Cap Value Fund"), Transamerica Premier Institutional Diversified Equity Fund (the "Institutional Diversified Equity Fund"), (collectively referred to as the "Funds"). All of the Funds are diversified except the Focus Fund, which is non-diversified under the 1940 Act. For information on investment objectives and strategies, please refer to the Funds' prospectuses.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Multiple Class Operations and Expenses

The Company currently offers two classes of shares, an Investor and an Institutional class, that reflect different expense levels. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated to each class based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses. Each share of each class of a Fund represents an identical legal interest in the investment of the Fund.

Valuation of Securities

Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted sale bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

As permitted under Rule 2a-7 of the 1940 Act, the Cash Reserve Fund values its securities at amortized cost, which approximates market value.

The Funds value their investment securities at fair value based upon procedures approved by the Board of Directors on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments. Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Funds' Valuation Oversight Committee, using guidelines adopted by the Board of Directors.

Pricing of Shares

The Funds price their shares on the basis of the net asset value of each class of shares of the Funds, which are determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Cash

The Funds may leave cash overnight in their cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Funds to invest excess cash into a savings account, which at June 30, 2007, was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Gains and losses on sales of securities are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Discount is recorded on a daily basis using the effective yield method, except the Cash Reserve Fund, which recognizes discount and premium on a straight-line basis. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions

Dividends from net investment income on shares of the Cash Reserve Fund are declared daily and paid monthly. Dividends from net investment income on shares of the High Yield Fund and the Institutional Bond Fund are declared and paid monthly. Dividends from net investment income, if any, on shares of the Diversified Equity Fund, the Equity Fund, the Focus Fund, the Growth Opportunities Fund, the Balanced Fund, the Institutional Equity Fund, the Institutional Small Cap Value Fund and the Institutional Diversified Equity Fund are declared and paid annually. Each Fund distributes net realized capital gains, if any, annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend date, except for the Cash Reserve Fund, which

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007

(all amounts in thousands)

(unaudited)

records dividends daily. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds and timing differences. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a fund level.

The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid to shareholders during the year ended December 31, 2006 was as follows:

	2006
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Diversified Equity Fund	$—	$1,931	$—	$1,931
Equity Fund	—	28,810	—	28,810
Focus Fund	—	—	—	—
Growth Opportunities Fund	—	—	—	—
Balanced Fund	2,826	1,997	—	4,823
High Yield Fund	7,887	—	—	7,887
Cash Reserve Fund	2,422	—	—	2,422
Institutional Bond Fund	52	—	24	76
Institutional Equity Fund	647	—	—	647
Institutional Small Cap Value Fund	13	9	—	22
Institutional Diversified Equity Fund	—	—	—	—

As of December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Diversified Equity Fund	$—	$158	$(19)	$35,381	$35,520
Equity Fund	—	4,357	—	75,218	79,575
Focus Fund	—	—	(10,573)	16,732	6,159
Growth Opportunities Fund	—	—	(22,667)	25,782	3,115
Balanced Fund	1,150	850	—	77,701	79,701
High Yield Fund	196	—	(20,511)	1,621	(18,694)
Cash Reserve Fund	—	—	—	—	—
Institutional Bond Fund	—	—	(25)	(4)	(29)
Institutional Equity Fund	4	101	—	10,630	10,735
Institutional Small Cap Value Fund	1	9	—	104	114
Institutional Diversified Equity Fund	2	—	(3)	113	112

* Differences between book basis and tax basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales, return of capital distributions from real estate investment trusts and premium amortization.

The following Funds have capital loss carryforwards which are available to affect future realized capital gains through the periods listed:

Fund	Expiring December 2009	Expiring December 2010	Expiring December 2011	Expiring December 2012	Expiring December 2013	Expiring December 2014
Diversified Equity Fund	$—	$—	$—	$—	$—	$—
Equity Fund	—	—	—	—	—	—
Focus Fund	—	10,573	—	—	—	—
Growth Opportunities Fund	17,211	3,461	1,995	—	—	—
Balanced Fund	—	—	—	—	—	—
High Yield Fund	2,692	17,819	—	—	—	—
Cash Reserve Fund	—	—	—	—	—	—
Institutional Bond Fund	—	—	—	—	6	19
Institutional Equity Fund	—	—	—	—	—	—
Institutional Small Cap Value Fund	—	—	—	—	—	—
Institutional Diversified Equity Fund	—	—	—	—	3	—

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing to shareholders substantially all of its taxable income. Therefore, no federal income or excise tax provision is required to be paid by the Funds.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that reflect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2.  Investment Advisory Fees and Other Transactions With Affiliates

The Company has an Investment Advisory Agreement on behalf of each Fund (the "Agreement") with Transamerica Investment Management, LLC (the "Adviser"), an affiliate of AEGON N.V., a Netherlands corporation. For its services to the Funds, the Adviser receives a monthly fee, based on an annual percentage of the average daily net assets of each Fund. The annual fees for the following Funds are:

Fund	% of ANA
Focus Fund	0.60%
Growth Opportunities Fund	0.60%
High Yield Fund	0.53%
Cash Reserve Fund	0.33%
Institutional Bond Fund	0.43%
Institutional Equity Fund	0.73%
Institutional Small Cap Value Fund	0.83%
Institutional Diversified Equity Fund	0.73%

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007

(all amounts in thousands)

(unaudited)

The Premier Focus and Growth Opportunities Funds will pay the Advisory Fees at the annual rates shown above through April 30, 2008. Starting May 1, 2008, each of the Premier Focus and Growth Opportunities Funds will pay Transamerica Investment Management, LLC ("TIM") an Advisory Fee with a performance-based component, so that if a Fund's investment performance is greater than the investment record of its benchmark, the S&P 500 Index for the Premier Focus Fund and the Russell 2500 Growth Index against Premier Growth Opportunities Fund, TIM will earn more, and if it is less than that of the Index, TIM will earn less.

See the Funds' prospectus for additional information.

The Adviser has agreed to waive its fees and assume any other operating expenses (other than certain extraordinary or nonrecurring expenses) which together exceed a specified percentage of the average daily net assets of that Fund.

These waivers and subsidies may be terminated at any time without notice. The specified percentages are as follows:

Fund	Investor Class	Institutional Class
Focus Fund	1.40%	—
Growth Opportunities Fund	1.40%	—
High Yield Fund	0.90%	0.65%
Cash Reserve Fund	0.25%	—
Institutional Bond Fund	—	0.45%
Institutional Equity Fund	—	0.75%
Institutional Small Cap Value Fund	—	0.85%
Institutional Diversified Equity Fund	—	0.75%

The Adviser is entitled to be paid by the Equity Fund, Diversified Equity Fund, and Balanced Fund an annual advisory fee, which is accrued daily and paid monthly based on average net assets ("ANA"), which may vary between a minimum fee and a maximum fee as follows:

Fund	Minimum Fee	Maximum Fee
Equity Fund	0.50% of ANA	0.85% of the first $1 billion of ANA
0.82% of the next $1 billion of ANA
0.80% of ANA over $2 billion
Diversified Equity Fund	0.50% of ANA	0.75% of the first $1 billion of ANA
0.72% of the next $1 billion of ANA
0.70% of ANA over $2 billion
Balanced Fund	0.50% of ANA	0.75% of the first $1 billion of ANA
0.72% of the next $1 billion of ANA
0.70% of ANA over $2 billion

If payment of the maximum fee would result in a Fund's annualized operating expenses in any month to exceed the applicable contractual expense limitation ("Expense Cap") (shown below), the advisory fee payable to the Adviser will reduce from the maximum fee, but not below the minimum fee, in an amount sufficient to limit annualized Fund operating expenses to the Expense Cap. If payment of the minimum fee would result in Fund operating expenses exceeding the Expense Cap, the Adviser and/or its affiliates will remit to the Fund an amount sufficient to limit annualized Fund operating expenses to the Expense Cap.

The Funds are subject to an Expense Cap applicable to each Fund's annual total operating expenses as follows:

Fund	Expense Caps
Equity Fund	1.15%
Diversified Equity Fund	1.15%
Balanced Fund	1.10%

The actual advisory fees paid for the six months ended June 30, 2007 were:

Fund	Advisory Fees %
Equity Fund	0.74%
Diversified Equity Fund	0.62%
Balanced Fund	0.61%

Transamerica Fund Services, Inc. ("TFS") serves as administrator and transfer agent to the Funds. The Funds paid transfer agent fees of $1,167 to TFS for the six months June 30, 2007.

TFS is also an affiliate of AEGON, NV.

The Company entered into an Administration Services Agreement with TFS for financial and legal fund administration services which include such items as compliance, expenses, financial statement and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support and other legal matters. The Company pays TFS an annual fee of 0.02% of average net assets of each Fund. Effective April 30, 2006, this fee is subject to a $35 minimum per Fund per year.

AFSG Securities Corp. ("AFSG") was the principal underwriter and distributor. Effective May 1, 2007 Transamerica Capital, Inc. ("TCI") became the principal underwriter and distributor of the shares for each of the Funds. TCI is an affiliate of AEGON, N.V.

Certain directors and officers of the Funds are also directors and officers of the Adviser and other affiliated entities. No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Funds for acting as a director or officer of the Company except for the Chief Compliance Officer. Each director of the Company who is not an "interested person" (as that term is defined in the 1940 Act) receives from the Funds a $17,300 (amounts not in thousands) annual fee, $1,500 for each Board meeting attended, $1,000 for each Nominating Committee meeting attended, and $1,000 for each Board audit committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance. The lead independent director and audit committee chairperson each receives an additional $4,000 (amount not in thousands) annual fee. The Nominating Committee chairperson receives an additional $1,000 (amount not in thousands) annual fee.

For the six months ended June 30, 2007, the Funds expensed aggregate fees of $51 to all directors who are not affiliated persons of the Investment Adviser.

As of June 30, 2007, the Adviser and its affiliates held the following percentages of outstanding shares:

Fund	Outstanding Shares %
Diversified Equity Fund	3%
Equity Fund	1%
Focus Fund	19%
Growth Opportunities Fund	16%
Balanced Fund	2%
High Yield Fund	93%
Cash Reserve Fund	9%
Institutional Bond Fund	50%
Institutional Equity Fund	1%
Institutional Small Cap Value Fund	99%
Institutional Diversified Equity Fund	100%

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007

(all amounts in thousands)

(unaudited)

3.  Distribution Plans

The 12b-1 plans of distribution and related distribution contracts require the Funds to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares, there is an annual 12b-1 distribution fee of 0.25% of the average daily net assets, except for the Cash Reserve Fund. On November 1, 1997, Transamerica Securities Sales Corporation ("TSSC"), and subsequently TCI, agreed to waive the distribution fees until at least April 30, 2008 for the Cash Reserve Fund. The fee waivers may be terminated at any time without notice after April 30, 2008. For the Institutional Shares, there is no annual 12b-1 distribution fee. This fee is paid to securities dealers and financial intermediaries for providing personal services and account maintenance for their customers who hold such shares.

4.  Security Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2007 were as follows:

Fund	Purchases	U.S. Government Purchases	Proceeds from Sales	U.S. Government Sales
Diversified Equity Fund	$57,331	$—	$35,368	$—
Equity Fund	235,275	—	79,696	—
Focus Fund	18,912	—	27,022	—
Growth Opportunities Fund	58,998	—	69,823	—
Balanced Fund	108,966	32,392	71,595	28,718
High Yield Fund	51,682	—	72,637	—
Institutional Bond Fund	211	224	211	192
Institutional Equity Fund	16,421	—	12,634	—
Institutional Small Cap Value Fund	141	—	108	—
Institutional Diversified Equity Fund	116	—	101	—

5.  Capital Stock Transactions

At June 30, 2007, there were 1.04 billion shares of $0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the years and class indicated.

The Diversified Equity Fund, Equity Fund, Focus Fund and Growth Opportunities Fund have a short-term redemption fee in the Investor Class. Shares of these funds purchased on or after October 1, 2003 that are sold or exchanged within 90 days of the purchase are assessed a redemption fee of 2% of the value of the shares sold or exchanged. The redemption fees are included as a reduction to the amount of Capital stock redeemed in the tables below.

TRANSAMERICA PREMIER
DIVERSIFIED EQUITY FUND  Authorized Shares — 50,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	2,962	$45,706	5,188	$74,415
Capital stock issued upon reinvestment of dividends and distributions	—	1	99	1,471
Capital stock redeemed	(1,046)	(16,174)	(2,179)	(31,004)
Redemption fees	N/A	4	N/A	6
Net increase	1,916	$29,537	3,108	$44,888

TRANSAMERICA PREMIER
EQUITY FUND  Authorized Shares — 70,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	12,827	$298,256	17,830	$408,020
Capital stock issued upon reinvestment of dividends and distributions	—	—	1,220	27,528
Capital stock redeemed	(4,852)	(113,173)	(12,899)	(291,708)
Redemption fees	N/A	75	N/A	218
Net increase	7,975	$185,158	6,151	$144,058

TRANSAMERICA PREMIER
FOCUS FUND  Authorized Shares — 60,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	160	$3,225	483	$9,107
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(573)	(11,566)	(2,055)	(38,368)
Redemption fees	N/A	1	N/A	17
Net increase (decrease)	(413)	$(8,340)	(1,572)	$(29,244)

TRANSAMERICA PREMIER
GROWTH OPPORTUNITIES FUND  Authorized Shares — 60,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	294	$7,200	1,288	$29,926
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(797)	(19,438)	(2,412)	(54,970)
Redemption fees	N/A	4	N/A	23
Net increase (decrease)	(503)	$(12,234)	(1,124)	$(25,021)

TRANSAMERICA PREMIER
BALANCED FUND  Authorized Shares — 60,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	2,182	$56,613	4,126	$102,096
Capital stock issued upon reinvestment of dividends and distributions	—	—	190	4,801
Capital stock redeemed	(1,184)	(30,907)	(2,338)	(57,552)
Net increase	998	$25,706	1,978	$49,345

TRANSAMERICA PREMIER
HIGH YIELD BOND FUND  Authorized Shares — 50,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	564	$4,486	2,361	$18,293
Capital stock issued upon reinvestment of dividends and distributions	52	410	97	755
Capital stock redeemed	(1,701)	(13,490)	(1,933)	(15,040)
Net increase	(1,085)	$(8,594)	525	$4,008

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

June 30, 2007

(all amounts in thousands)

(unaudited)

TRANSAMERICA PREMIER
HIGH YIELD BOND FUND

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	562	$4,438	808	$6,213
Capital stock issued upon reinvestment of dividends and distributions	514	4,038	918	7,060
Capital stock redeemed	(2,157)	(17,036)	(913)	(7,022)
Net increase	(1,081)	$(8,560)	813	$6,251

TRANSAMERICA PREMIER
CASH RESERVE FUND  Authorized Shares — 510,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	34,363	$34,363	76,330	$76,330
Capital stock issued upon reinvestment of dividends and distributions	1,983	1,983	2,383	2,383
Capital stock redeemed	(26,352)	(26,352)	(45,284)	(45,284)
Net increase	9,994	$9,994	33,429	$33,429

TRANSAMERICA PREMIER
INSTITUTIONAL BOND FUND  Authorized Shares — 50,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	—	$—	—	$—
Capital stock issued upon reinvestment of dividends and distributions	4	28	8	76
Capital stock redeemed	(1)	(4)	—	—
Net increase	3	$24	8	$76

TRANSAMERICA PREMIER
INSTITUTIONAL EQUITY FUND  Authorized Shares — 30,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,267	$15,893	1,748	$20,573
Capital stock issued upon reinvestment of dividends and distributions	—	—	53	647
Capital stock redeemed	(908)	(11,407)	(883)	(10,461)
Net increase	359	$4,486	918	$10,759

TRANSAMERICA PREMIER
INSTITUTIONAL SMALL CAP VALUE FUND  Authorized Shares — 50,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	—	$—	—	$5
Capital stock issued upon reinvestment of dividends and distributions	—	—	2	22
Capital stock redeemed	—	—	—	—
Net increase	—	$—	2	$27

TRANSAMERICA PREMIER INSTITUTIONAL
DIVERSIFIED EQUITY FUND  Authorized Shares — 50,000

	Period Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	—	$—	—	$—
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	—	—	—	—
Net increase	—	$—	—	$—

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

This Page Intentionally Left Blank

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Diversified Equity Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable funds as prepared by Lipper, for various trailing periods ended December 31, 2006. The Board reviewed with Management the Fund's underperformance relative to a peer group of comparable funds over the past one-, two- and four-year trailing periods, while noting that the Fund's performance is more competitive for the past three- and five-year trailing periods. The Board discussed with TIM actions to be taken to improve performance. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board noted that the Fund's contractual management fees and total expenses were competitive with the Fund's peers, which could help improve performance, and that the Fund's management fee arrangement includes a fee-waiver component that effectively limits Fund expenses. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board favorably noted that TIM offers asset-based breakpoints allowing the Fund to realize economies of scale as the level of assets grows, ultimately to the benefit of shareholders. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's "soft dollars" and brokerage practices and also noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Equity Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable funds as prepared by Lipper, for various trailing periods ended December 31, 2006. The Board favorably noted that while the performance of the Fund was average, relative to a peer group of comparable funds, over the past one-year period, the relative performance of the Fund remained strong over the past two-, three-, four- and five-year trailing periods. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board noted that the Fund's contractual management fees and total expenses were generally comparable to the Fund's peers, and that the Fund's management fee arrangement includes a fee-waiver component that effectively limits Fund expenses. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. While noting that contractual fees were above median as compared to a peer group of funds, the Board favorably noted that TIM offers asset-based breakpoints allowing the Fund to realize economies of scale as the level of assets grows, ultimately to the benefit of shareholders. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's "soft dollars" and brokerage practices and also noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER FOCUS FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Focus Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable funds as prepared by Lipper, for various trailing periods ended December 31, 2006. Although the Fund's performance has fallen below median for the past one-year trailing period, the Board favorably noted the strong and superior performance of the Fund, relative to a peer group of comparable funds, over the past two-, three-, four- and five-year trailing periods. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board favorably noted the Fund's highly competitive contractual management fees, which ranked in the first quintile relative to peers, and the Fund's total expenses, which were comparable to the Fund's peers. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. Although the Board noted that the Fund's advisory fee schedule does not contain asset-based breakpoints, the Board favorably noted that beginning in May 2008, the Fund's fees will contain a performance-based component, which will serve to adjust the advisory fees upward or downward based on the Fund's trailing 3-year performance relative to its benchmark. The Board noted that this arrangement will closely align the interest of the Fund with that of TIM. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's "soft dollars" and brokerage practices and also noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements and as reflected by the performance fee components of the Fund's management fee arrangements beginning in May 2008, which link TIM's revenues to the relative performance of the Fund.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Growth Opportunities Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable funds as prepared by Lipper, for various trailing periods ended December 31, 2006. Although the Fund's performance has fallen below median for the past one-year trailing period, the Board noted that the performance of the Fund, relative to a peer group of comparable funds, is still strong over the past three- and five-year trailing periods. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board favorably noted that the Fund's contractual management fees are highly competitive, ranking in the first quintile relative to peers, and that the Fund's total expenses excluding or including 12b-1 fees were superior or comparable, respectively, to the Fund's peers. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. Although the Board noted that the Fund's advisory fee schedule does not contain asset-based breakpoints, the Board favorably noted that beginning in May 2008, the Fund's fees will contain a performance-based component, which will serve to adjust the advisory fees upward or downward based on the Fund's trailing 3-year performance relative to its benchmark. The Board noted that this arrangement will closely align the interest of the Fund with that of TIM. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's "soft dollars" and brokerage practices and also noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements and as reflected by the performance fee components of the Fund's management fee arrangements beginning in May 2008, which link TIM's revenues to the relative performance of the Fund.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Balanced Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable funds as prepared by Lipper, for various trailing periods ended December 31, 2006. The Board reviewed with Management the Fund's underperformance relative to a peer group of comparable funds over the past one- and two-year trailing periods, while favorably noting that the Fund's performance was superior to peers for the past three-, four- and five-year trailing periods. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board noted that the Fund's total expenses including 12b-1 fees were somewhat higher than the Fund's peers. However, the Board favorably noted that TIM offers asset-based breakpoints allowing the Fund to realize economies of scale as the level of assets grows, ultimately to the benefit of shareholders and that the Fund's management fee arrangement includes a fee-waiver component that effectively limits Fund expenses. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board favorably noted that TIM offers asset-based breakpoints allowing the Fund to realize economies of scale as the level of assets grows, ultimately to the benefit of shareholders. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's "soft dollars" and brokerage practices and also noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier High Yield Bond Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable funds as prepared by Lipper, for various trailing periods ended December 31, 2006. The Board reviewed with Management the Fund's underperformance relative to a peer group of comparable funds over the past one-, four- and five-year trailing periods, noting that the performance over the past two- and three-year periods was more competitive. The Board discussed with TIM actions to be taken to improve performance. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board favorably noted that the Fund's contractual management fees and total expenses excluding 12b-1 fees were highly competitive, each ranking in the first quintile relative to the Fund's peers, and that low expenses could help improve performance. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates. The Board noted that TIM waived a substantial portion of its management fee which lowered TIM's revenues and profitability and benefited the Fund's shareholders.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees reflect economies of scale, the Board took note of the relatively small level of assets in the Fund and determined that the Fund has not yet achieved meaningful economies of scale, which, therefore, cannot be reflected in the management fees payable under the Investment Advisory Agreement. The Board noted that although the Investment Advisory Agreement does not include advisory fee breakpoints for the Fund, the Fund's management fee rate is competitive. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's brokerage practices and also noted that TIM's brokerage arrangements are consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements, which resulted in TIM waiving a substantial portion of its management fee.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Cash Reserve Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable funds as prepared by Lipper, for various trailing periods ended December 31, 2006. The Board favorably noted the superior performance of the Fund, which ranked in the first quintile relative to a peer group of comparable funds over the past one-, two-, three-, four- and five-year trailing periods. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses) against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board favorably noted that the Fund's contractual management fees and total expenses were highly competitive, ranking in the second and first quintiles, respectively, relative to the Fund's peers. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates. The Board noted that TIM waived its entire management fees and reimbursed some operating expenses during the past year, which lowered TIM's revenues and profitability and benefited the Fund's shareholders.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees reflect economies of scale, the Board took note of the relatively small level of assets in the Fund and determined that the Fund has not yet achieved meaningful economies of scale, which, therefore, cannot be reflected in the management fees payable under the Investment Advisory Agreement. The Board noted that although the Investment Advisory Agreement does not include advisory fee breakpoints for the Fund, the Fund's management fee rate is competitive. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's brokerage practices and also noted that TIM's brokerage arrangements are consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements, which resulted in TIM waiving the entirety of its management fee.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Institutional Bond Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board favorably noted the competitive performance of the Fund relative to a peer group of comparable funds since its inception, which ranked in the second quintile relative to a peer group of comparable funds over the one-year trailing period ended December 31, 2006. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board favorably noted that the Fund's management fees and expenses were generally lower than those of its peers, ranking in the first quintile for both contractual management fees and total expenses. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates. The Board noted that TIM waived its entire management fees and reimbursed some operating expenses during the past year, which lowered TIM's revenues and profitability and benefited the Fund's shareholders.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees reflect economies of scale, the Board took note of the relatively small level of assets in the Fund and determined that the Fund has not yet achieved meaningful economies of scale, which, therefore, cannot be reflected in the management fees payable under the Investment Advisory Agreement. The Board noted that although the Investment Advisory Agreement does not include advisory fee breakpoints for the Fund, the Fund's management fee rate is competitive. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's brokerage practices and also noted that TIM's brokerage arrangements are consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements, which resulted in TIM waiving the entirety of its management fee.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Institutional Equity Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board noted the Fund's superior performance over the past one- and two-year trailing periods ended December 31, 2006, ranking in the second and first quintiles compared to its peers, respectively. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board favorably noted that the Fund's fees and expenses were very competitive, ranking in the first quintile for management fees and total expenses. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates. The Board noted that TIM waived a substantial portion of its management fee in the past year, which lowered TIM's revenues and profitability and benefited the Fund's shareholders.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees reflect economies of scale, the Board took note of the relatively small level of assets in the Fund and determined that the Fund has not yet achieved meaningful economies of scale, which, therefore, cannot be reflected in the management fees payable under the Investment Advisory Agreement. The Board noted that although the Investment Advisory Agreement does not include advisory fee breakpoints for the Fund, the Fund's management fee rate is competitive. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's "soft dollars" and brokerage practices and also noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements, which resulted in TIM waiving a substantial portion of its management fee.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Institutional Small Cap Value Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board favorably noted the superior performance of the Fund since its inception, which ranked in the first quintile relative to a peer group of comparable funds over the one-year trailing period ended December 31, 2006. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board also noted that, while the Fund's contractual management fees were comparable to the median relative to its peers, the Fund's total expenses were very competitive, ranking in the first quintile compared to peers. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates. The Board noted that TIM waived its entire management fees and reimbursed some operating expenses during the past year, which lowered TIM's revenues and profitability and benefited the Fund's shareholders.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees reflect economies of scale, the Board took note of the relatively small level of assets in the Fund and determined that the Fund has not yet achieved meaningful economies of scale, which, therefore, cannot be reflected in the management fees payable under the Investment Advisory Agreement. The Board noted that although the Investment Advisory Agreement does not include advisory fee breakpoints for the Fund, the Fund's management fee rate is competitive. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's "soft dollars" and brokerage practices and also noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements, which resulted in TIM waiving the entirety of its management fee.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

INVESTMENT ADVISORY AGREEMENT — REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. (the "Company") held on February 23, 2007, the Board reviewed and considered the Investment Advisory Agreement between the Company, on behalf of Transamerica Premier Institutional Diversified Equity Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), to determine whether the agreement should be renewed for a one-year period. Following their review and consideration, the Directors determined that continuation of the Fund's current Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate and reasonable, and in the best interests of shareholders. The Directors, including the Independent Directors, unanimously approved the continuation of the Fund's Investment Advisory Agreement. In reaching their decision, the Directors requested and obtained from TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully considered the information that they had received throughout the year from TIM (such as in-person presentations by TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data. In connection with their deliberations, the Directors considered a number of factors they believed, in light of the legal advice furnished to them by Company counsel and independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM in the past, as well as the services expected to be provided in the future if the Investment Advisory Agreement is renewed. The Board also noted the Fund's generally competitive fees and investment performance. The Board concluded that TIM would provide the same quality and quantity of investment management services as before, that TIM is capable of providing high quality services to the Fund and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TIM's obligations will remain substantially the same.

The investment performance of the Fund. The Board noted the Fund's strong performance relative to a peer group of comparable funds since its inception, which ranked in the second quintile relative to a peer group of comparable funds over the one-year trailing period ended December 31, 2006. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided by TIM, the Directors concluded that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies, and also determined that TIM's performance record indicates that its continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed and discussed profitability information regarding TIM's costs of providing advisory services to the Fund and to all series of the Company as a whole. The Directors considered revenues earned and expenses incurred by TIM in managing the Fund and other series of the Company. The Directors reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses) and portfolio turnover rates against a peer group of comparable mutual funds. The Board also carefully considered TIM's pricing strategy for the Fund and TIM's fee waiver arrangements. The Board favorably noted that the Fund's management fees and expenses were in the first quintile relative to the Fund's peers. In addition, on the basis of the Board's review of the management fees to be charged by TIM for investment advisory and related services, TIM profitability information, TIM's estimated management income resulting from its management of the Fund, as well as the entirety of TIM's and its affiliates' service relationship with the Fund, the Board concluded that the level of management fees, as well as TIM's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and TIM and its affiliates. The Board noted that TIM waived its entire management fees and reimbursed some operating expenses during the past year, which lowered TIM's revenues and profitability and benefited the Fund's shareholders.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees reflect economies of scale, the Board took note of the relatively small level of assets in the Fund and determined that the Fund has not yet achieved meaningful economies of scale, which, therefore, cannot be reflected in the management fees payable under the Investment Advisory Agreement. The Board noted that although the Investment Advisory Agreement does not include advisory fee breakpoints for the Fund, the Fund's management fee rate is competitive. The Board also concluded that it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that it receives periodic information about TIM's "soft dollars" and brokerage practices and also noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the renewal of the Fund's Investment Advisory Agreement, the Board also considered the high quality of TIM's portfolio management personnel, who will continue to manage the Fund, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by TIM's management fee waiver arrangements, which resulted in TIM waiving the entirety of its management fee.

TRANSAMERICA PREMIER FUNDS 2007 SEMI-ANNUAL REPORT

Transamerica Premier Funds

Investment Adviser

Transamerica Investment Management, LLC
11111 Santa Monica Blvd., Suite 820
Los Angeles, California 90025

Distributor

Transamerica Capital, Inc.
1100 S. Syracuse Street, Suite 1100
Denver, CO 80237-2743

Custodian

State Street Corporation
200 Clarendon Street
Boston, Massachusetts 02116

Transfer Agent

Transamerica Fund Services, Inc.
570 Carillon Parkway
St. Petersburg, Florida 33716

PROXY VOTING POLICIES AND PROCEDURES

A description of the Transamerica Premier Funds' proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-892-7587 (toll free) or on the Securities and Exchange Commission (SEC) website (www.sec.gov).

In addition, the Funds are required to file SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-892-7587; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Every year, we send shareholders informative materials such as the Transamerica Premier Funds Annual Report, the Transamerica Premier Funds Prospectus, and other required documents that keep you informed regarding your funds.

Transamerica Premier Funds will only send one piece per mailing address, a method that saves your fund money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Premier Funds Customer Service Representative, toll free, at 1-800-892-7587, 8:00 a.m. to 7:00 p.m. Eastern Time, Monday – Friday. Your request will take effect within 30 days.

Transamerica Fund Services, Inc.

P.O. BOX 219945

Kansas City, MO 64121-9945

PRSRT STD

U.S. POSTAGE

PAID

AEGON

This report must be preceded or accompanied by a current prospectus that contains complete information about Transamerica Premier Funds including charges and expenses and other important facts. Investors should carefully consider their investment objectives and risks, along with a product's charges & expenses, before investing. Please read the prospectus carefully before investing

This report is for the information of the shareholders of Transamerica Premier Funds.

Transamerica Capital, Inc. Distributor
1-800-89-ASK-US (1-800-892-7587)
www.transamericafunds.com
e-mail: PremierFunds@Transamerica.com

TPF 577-0807

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors:  Currently the Registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders.

Item 11: Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	August 31, 2007

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	August 31, 2007

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer